UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-06136

Homestead Funds, Inc.
(Exact name of registrant as specified in charter)

4301 Wilson Boulevard
Arlington, VA 22203
(Address of principal executive offices) (Zip code)

Kelly Whetstone, Esq.
Homestead Funds, Inc.
4301 Wilson Boulevard
Arlington, VA 22203
(Name and address of agent for service)

Copies to:
Bibb L. Strench, Esq.
Seward & Kissel LLP
901 K Street, N.W.
Washington, D.C. 20005
(Name and addresses of the agent for service)

Registrant's telephone number, including area code: (703) 907-5953

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

DAILY INCOME FUND
Portfolio of Investments
March 31, 2015
(Unaudited)

Corporate Bonds | 4.1% of portfolio	Interest Rate	Maturity Date	Face Amount	Value
John Deere Capital Corp.	0.88%	04/17/15	$ 1,000,000	$ 1,000,304
John Deere Capital Corp.	0.95	06/29/15	2,690,000	2,694,883
Wells Fargo & Co.	1.50	07/01/15	3,890,000	3,902,559
Total Corporate Bonds				7,597,746
(Cost $7,597,746)

Commercial Paper | 69.9% of portfolio
Abbott Laboratories (a)	0.13	04/17/15	4,000,000	3,999,769
Abbott Laboratories (a)	0.12	06/02/15	3,750,000	3,749,225
Abbott Laboratories (a)	0.11	06/16/15	1,300,000	1,299,698
Air Products & Chemicals Inc. (a)	0.14	05/12/15	4,000,000	3,999,362
American Honda Finance Corp.	0.14	04/07/15	5,000,000	4,999,883
American Honda Finance Corp.	0.09	04/24/15	2,700,000	2,699,845
BMW US Capital LLC (a)	0.13	04/02/15	4,000,000	3,999,985
BMW US Capital LLC (a)	0.13	04/10/15	2,500,000	2,499,919
BMW US Capital LLC (a)	0.12	05/13/15	2,500,000	2,499,650
Chevron Corp. (a)	0.13	04/06/15	4,500,000	4,499,919
Chevron Corp. (a)	0.20	04/15/15	1,700,000	1,699,868
Chevron Corp. (a)	0.12	06/17/15	2,100,000	2,099,461
Coca-Cola Co. (a)	0.09	05/18/15	1,000,000	999,883
Coca-Cola Co. (a)	0.12	05/22/15	3,000,000	2,999,490
Coca-Cola Co. (a)	0.16	05/26/15	1,435,000	1,434,649
Conocophillips Qatar Funding Ltd. (a)	0.15	04/06/15	5,000,000	4,999,896
Conocophillips Qatar Funding Ltd. (a)	0.10	04/09/15	2,000,000	1,999,956
Conocophillips Qatar Funding Ltd. (a)	0.14	05/22/15	2,000,000	1,999,603
Essilor International SA (a)	0.16	04/14/15	4,250,000	4,249,754
Essilor International SA (a)	0.14	05/06/15	2,000,000	1,999,728
Essilor International SA (a)	0.20	06/26/15	2,000,000	1,999,044
Exxon Mobil Corp.	0.11	04/21/15	3,500,000	3,499,786
Google Inc. (a)	0.09	06/23/15	5,000,000	4,998,963
Honeywell International (a)	0.12	05/27/15	1,100,000	1,099,795
Honeywell International (a)	0.15	06/22/15	1,400,000	1,399,522
Honeywell International (a)	0.21	09/24/15	1,000,000	998,973
John Deere Bank SA (a)	0.11	04/09/15	2,000,000	1,999,951
John Deere Bank SA (a)	0.11	04/24/15	3,100,000	3,099,782
L'Oreal USA, Inc. (a)	0.10	04/15/15	3,100,000	3,099,879
Nestle Capital Corp. (a)	0.12	06/08/15	2,000,000	1,999,547
Nestle Capital Corp. (a)	0.13	06/18/15	3,000,000	2,999,155
Nestle Capital Corp. (a)	0.11	07/09/15	3,500,000	3,498,941
PACCAR Financial Corp.	0.15	04/15/15	2,100,000	2,099,877
PepsiCo, Inc. (a)	0.10	04/09/15	2,500,000	2,499,944
PepsiCo, Inc. (a)	0.09	04/28/15	5,500,000	5,499,629
Procter & Gamble Co. (a)	0.11	05/21/15	4,000,000	3,999,389
Total Capital Canada Ltd. (a)	0.13	05/05/15	2,700,000	2,699,669
Total Capital Canada Ltd. (a)	0.10	06/04/15	5,000,000	4,999,111
Toyota Motor Credit Corp.	0.18	04/23/15	3,250,000	3,249,642
Toyota Motor Credit Corp.	0.17	05/06/15	2,000,000	1,999,669
Toyota Motor Credit Corp.	0.11	05/07/15	3,000,000	2,999,670
Unilever NV (a)	0.09	05/26/15	5,000,000	4,999,313
United Technologies Corp. (a)	0.11	06/16/15	2,000,000	1,999,536
Walt Disney Co. (The) (a)	0.09	05/22/15	2,000,000	1,999,745
Walt Disney Co. (The) (a)	0.11	06/25/15	3,000,000	2,999,221
Total Commercial Paper
(Cost $131,467,296)				131,467,296

DAILY INCOME FUND
Portfolio of Investments
March 31, 2015 (Unaudited)

U.S. Government Obligations | 16.5% of portfolio	Interest Rate	Maturity Date	Face Amount	Value
U.S. Treasury Note	0.13%	04/30/15	$ 5,000,000	$ 5,000,219
U.S. Treasury Note	0.25	05/15/15	3,000,000	3,000,634
U.S. Treasury Note	0.25	05/31/15	4,000,000	4,000,954
U.S. Treasury Note	0.38	06/30/15	3,000,000	3,001,740
U.S. Treasury Note	0.25	07/15/15	4,000,000	4,002,114
U.S. Treasury Note	4.25	08/15/15	2,000,000	2,031,460
U.S. Treasury Note	1.25	08/31/15	3,000,000	3,014,485
U.S. Treasury Note	1.25	09/30/15	3,000,000	3,017,203
U.S. Treasury Note	1.25	10/31/15	4,000,000	4,025,194
Total U.S. Government Obligations
(Cost $31,094,003)				31,094,003

Money Market Fund | 9.5% of portfolio			Shares
State Street Institutional Liquid Reserves Fund (Premier Class)	0.10	(b)	17,870,929	17,870,929
Total Money Market Fund
(Cost $17,870,929)				17,870,929

Total Investments in Securities
(Cost $188,029,974) | 100%				$188,029,974

(a)  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $109,918,924 and represents 58.5% of total investments.

(b) 7-day yield at March 31, 2015.

LLC - Limited Liability Company
SA - Société Anonyme
NV - Naamloze Vennottschap

At March 31, 2015, the cost of investment securities for tax purposes was $188,029,974.  There were no unrealized gains or losses.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
Commercial Paper	$ -	$ 131,467,296	$ -	$ 131,467,296
U.S. Government Obligations	$ -	$ 31,094,003	$ -	$ 31,094,003
Corporate Bonds	$ -	$ 7,597,746	$ -	$ 7,597,746
Cash Equivalents	$ 17,870,929	$ -	$ -	$ 17,870,929
	$ 17,870,929	$ 170,159,045	$ -	$ 188,029,974

There were no transfers between levels during the period ended March 31, 2015.

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments
March 31, 2015
(Unaudited)

Corporate Bonds | 20.5% of portfolio
	Interest Rate		Maturity Date	Face Amount	Value
Ally Bank	0.95%		09/25/15	$ 250,000	$ 250,656
Altitude Investments 17 LLC	2.68		11/08/25	907,477	927,606
American Express Bank FSB	1.55		10/23/17	250,000	250,292
Banco Bilbao Vizcaya Argentaria Puerto Rico	1.50		04/20/17	150,000	150,082
Barclays Bank Delaware	0.00	(c)	05/27/15	175,000	170,888
Comenity Capital Bank	0.75		02/25/16	250,000	250,342
Discover Bank	1.05		09/26/16	250,000	249,896
Ethiopian Leasing (2012) LLC	2.68		07/30/25	180,170	186,024
FirstBank Puerto Rico	0.70		11/30/15	250,000	250,404
GE Capital Bank	1.50		10/17/17	250,000	250,713
Lulwa Ltd.	1.83		03/26/25	848,406	840,283
Mexican Aircraft Finance IV	2.54		07/13/25	445,666	456,931
Mexican Aircraft Finance V	2.33		01/14/27	500,000	506,210
Micron Semiconductor Asia PTE LTD	1.26		01/15/19	2,796,800	2,790,370
Petroleos Mexicanos	2.00		12/20/22	800,000	807,226
Safina LTD	1.55		01/15/22	747,374	744,145
Safina LTD	2.00		12/30/23	1,563,477	1,568,060
Sallie Mae Bank	1.50		10/16/17	250,000	250,252
Salmon River Export LLC	2.19		09/15/26	245,068	246,477
Sandalwood 2013 LLC	2.82		02/12/26	601,244	625,118
Sayarra LTD	2.77		10/29/21	32,572	33,750
Tagua Leasing LLC	1.90		07/12/24	809,997	807,734
Tagua Leasing LLC	1.73		09/18/24	809,527	799,824
Union 11 Leasing LLC	2.41		01/23/24	775,875	792,052
Union 16 Leasing LLC	1.86		01/22/25	847,539	841,944
VRG Linhas Aéreas SA	0.62		02/14/16	500,000	500,566
Wells Fargo Bank	0.75	(a)	04/29/16	100,000	99,250
Total Corporate Bonds
(Cost $15,568,874)					15,647,095

Mortgage-Backed Securities | 4.3% of portfolio
FDIC Structured Sale Guaranteed Notes 2010-S3 (b)	2.74		12/03/20	329,441	335,659
GNMA #2602	6.00		06/20/28	27,552	31,599
GNMA #8004	1.63	(a)	07/20/22	14,944	15,710
GNMA #8006	1.63	(a)	07/20/22	13,820	14,136
GNMA #8038	1.63	(a)	08/20/22	8,455	8,753
GNMA #8040	2.00	(a)	08/20/22	22,108	23,034
GNMA #8054	1.63	(a)	10/20/22	5,251	5,267
GNMA #8076	1.63	(a)	11/20/22	8,319	8,527
GNMA #8102	4.00	(a)	02/20/16	375	378
GNMA #8103	4.00	(a)	02/20/16	1,793	1,820
GNMA #8157	1.63	(a)	03/20/23	13,537	14,010
GNMA #8191	1.63	(a)	05/20/23	25,982	26,901
GNMA #8215	2.00	(a)	04/20/17	915	930
GNMA #8259	1.63	(a)	08/20/23	7,080	7,337
GNMA #8297	4.00	(a)	12/20/17	3,833	3,995
GNMA #8332	3.50	(a)	03/20/18	2,004	2,066
GNMA #8344	3.50	(a)	04/20/18	7,258	7,440
GNMA #8384	1.63	(a)	03/20/24	3,880	4,022
GNMA #8393	4.00	(a)	08/20/18	3,157	3,263
GNMA #8400	2.00	(a)	08/20/18	4,842	4,960
GNMA #8405	4.00	(a)	09/20/18	4,126	4,283
GNMA #8423	1.63	(a)	05/20/24	4,728	4,894
GNMA #8429	4.00	(a)	11/20/18	4,802	4,965
GNMA #8459	1.63	(a)	07/20/24	7,447	7,714
GNMA #8499	3.00	(a)	05/20/19	4,649	4,684
GNMA #8518	1.63	(a)	10/20/24	7,711	7,986
GNMA #8532	2.50	(a)	10/20/24	10,081	10,427
GNMA #8591	1.63	(a)	02/20/25	20,702	21,245
GNMA #8638	1.63	(a)	06/20/25	9,585	9,940
GNMA #8648	1.63	(a)	07/20/25	17,302	17,347
GNMA #8663	2.00	(a)	07/20/25	12,020	12,444
GNMA #8680	3.50	(a)	08/20/20	7,258	7,508
GNMA #8687	2.50	(a)	08/20/25	3,277	3,417
GNMA #8702	3.00	(a)	10/20/20	3,733	3,864

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments
March 31, 2015
(Unaudited)

Mortgage-Backed Securities | continued
	Interest Rate		Maturity Date	Face Amount	Value
GNMA #8747	1.63	%(a)	11/20/25	$ 7,381	$ 7,639
GNMA #8807	1.63	(a)	07/20/21	8,071	8,499
GNMA #8836	1.63	(a)	09/20/21	7,920	8,341
GNMA #8847	1.63	(a)	04/20/26	9,943	10,309
GNMA #8869	1.63	(a)	11/20/21	24,794	25,625
GNMA #8873	2.50	(a)	11/20/21	12,625	12,928
GNMA #8877	1.63	(a)	05/20/26	2,415	2,483
GNMA #8883	1.63	(a)	12/20/21	8,560	8,756
GNMA #8915	1.63	(a)	02/20/22	8,450	8,748
GNMA #8934	1.63	(a)	03/20/22	14,602	15,117
GNMA #8978	1.63	(a)	05/20/22	35,023	36,275
GNMA #80053	1.63	(a)	03/20/27	2,139	2,219
GNMA #80058	1.63	(a)	04/20/27	2,003	2,078
GNMA #80185	1.63	(a)	04/20/28	19,597	20,340
GNMA #80264	1.63	(a)	03/20/29	16,250	16,744
GNMA #80283	1.63	(a)	05/20/29	13,740	14,219
GNMA #80300	1.63	(a)	07/20/29	11,464	11,917
GNMA #80309	1.63	(a)	08/20/29	6,077	6,318
GNMA #80363	1.63	(a)	01/20/30	43,221	44,805
GNMA #80426	1.63	(a)	07/20/30	1,724	1,785
GNMA #80452	1.63	(a)	09/20/30	12,658	13,139
GNMA #80475	1.63	(a)	12/20/30	15,739	16,119
GNMA #80577	1.63	(a)	02/20/32	2,456	2,550
GNMA #80684	1.63	(a)	04/20/33	9,335	9,583
GNMA #81129	2.13	(a)	10/20/34	202,463	208,230
GNMA #583189	4.50		02/20/17	12,062	12,648
GNMA #607494	5.00		04/15/19	11,814	12,572
GNMA #616274	5.00		02/15/19	9,584	10,192
GNMA 2001-53	5.50		10/20/31	2,024	2,038
GNMA 2001-53	0.53	(a)	10/20/31	373	373
GNMA 2002-15	5.50		11/20/31	3,530	3,550
GNMA 2002-20	4.50		03/20/32	14,186	15,485
GNMA 2003-11	4.00		10/17/29	20,698	22,048
GNMA 2003-12	4.50		02/20/32	3,192	3,232
GNMA 2003-26	0.62	(a)	04/16/33	5,794	5,836
GNMA 2003-97	4.50		03/20/33	19,547	20,475
GNMA 2004-17	4.50		12/20/33	53,173	57,049
GNMA 2004-102	5.50		04/20/34	39,515	42,503
GNMA 2010-113	2.50		02/16/40	335,033	339,779
GNMA 2012-143	1.50		12/16/27	752,492	745,422
GNMA 2013-131	0.52	(a)	09/16/43	388,693	389,699
GNMA #MA0668	2.00		12/20/27	213,677	215,475
NCUA Guaranteed Notes 2010-C1	1.60		10/29/20	263,342	263,628
Total Mortgage-Backed Securities
(Cost $3,246,519)					3,317,295

Asset-Backed Securities | 0.3% of portfolio
Small Business Administration 98-20D	6.15		04/01/18	6,397	6,641
Small Business Administration 98-20E	6.30		05/01/18	7,774	8,131
Small Business Administration 98-20H	6.15		08/01/18	2,923	3,046
Small Business Administration 99-20D	6.15		04/01/19	10,357	11,002
Small Business Administration 04-20B	4.72		02/01/24	32,628	34,919
Small Business Administration 04-20C	4.34		03/01/24	49,311	52,022
Small Business Administration 05-10E	4.54		09/01/15	2,114	2,139
Small Business Administration Pool # 100075	3.50		05/25/19	16,078	16,365
Small Business Administration Pool # 502261	1.38	(a)	10/25/17	6,096	6,080
Small Business Administration Pool # 502684	1.25	(a)	07/25/19	1,821	1,837
Small Business Administration Pool # 503278	0.88	(a)	02/25/21	16,298	16,328
Small Business Administration Pool # 503463	1.13	(a)	09/25/21	3,661	3,622
Small Business Administration Pool # 504305	0.88	(a)	10/25/23	599	596
Small Business Investment Companies 02-20K	5.08		11/01/22	12,384	13,317
Portfolio of Investments

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments
March 31, 2015
(Unaudited)

Asset-Backed Securities | continued
	Interest Rate/Yield		Maturity Date	Face Amount	Value
Small Business Investment Companies 05-10B	4.94%		09/10/15	$ 32,231	$ 32,674
Small Business Investment Companies 07-10A	5.38		03/10/17	7,306	7,752
Total Asset-Backed Securities
(Cost $204,581)					216,471

Municipal Bonds | 4.4% of portfolio
Carmel, Indiana Redevelopment District	7.80		01/15/29	500,000	544,755
Cook County, Illinois Community Consolidated School District	0.00	(c)	12/01/15	1,050,000	1,047,711
DuPage & Cook County Illinois Community School District	5.25		01/01/26	110,000	114,096
Illinois Housing Development Authority, Illinois	4.13		10/20/16	400,000	409,264
Jefferson County Colorado	0.00	(c)	03/01/16	200,000	199,382
Rio Rancho, New Mexico New Event Center	5.00		06/01/20	1,000,000	1,007,530
Total Municipal Bonds
(Cost $3,376,322)					3,322,738

U. S. Government and Agency Obligations | 60.5% of portfolio
Government Trust Certificate (Israel Trust)	0.00	(c)	04/01/15	2,750,000	2,750,000
National Archives Facility Trust	8.50		09/01/19	26,472	30,954
Overseas Private Investment Corp.	3.50	(e)	05/02/16	1,000,000	1,188,849
Overseas Private Investment Corp.	3.56	(d)	04/23/17	3,000,000	3,706,875
Overseas Private Investment Corp.	1.50	(e)	11/17/17	1,000,000	1,058,023
Overseas Private Investment Corp.	1.32	(d)	02/19/18	2,533,926	2,579,473
Overseas Private Investment Corp.	0.68	(e)	04/30/18	2,000,000	2,033,960
Overseas Private Investment Corp.	1.84	(e)	06/10/18	1,000,000	1,088,423
Overseas Private Investment Corp.	5.66	(e)	06/10/18	900,000	1,326,097
Overseas Private Investment Corp.	1.14	(e)	06/10/18	4,000,000	4,137,504
Overseas Private Investment Corp.	1.30		06/15/19	607,143	607,192
Overseas Private Investment Corp.	0.78	(e)	07/07/19	1,000,000	1,020,555
Overseas Private Investment Corp.	2.53	(e)	07/07/19	1,000,000	1,131,430
Overseas Private Investment Corp.	0.83	(e)	11/08/19	2,000,000	2,001,412
Overseas Private Investment Corp.	1.50	(e)	11/15/20	1,000,000	1,047,800
Overseas Private Investment Corp.	3.37		05/15/21	695,020	736,727
Overseas Private Investment Corp.	2.07		05/15/21	726,585	729,106
Overseas Private Investment Corp.	2.52		09/15/22	1,000,000	1,021,960
Overseas Private Investment Corp.	2.51		05/15/25	2,300,000	2,350,818
Philippine Power Trust I (b)	5.40		09/26/18	208,333	223,136
Private Export Funding Corp.	2.53		07/15/16	500,000	510,085
The Financing Corp.	0.00	(c)	10/06/17	500,000	486,776
The Financing Corp.	0.00	(c)	02/08/18	500,000	482,349
U.S. Department of Housing and Urban Development	7.91		08/01/17	37,000	37,013
U.S. Department of Housing and Urban Development	5.77		08/01/17	560,000	562,268
U.S. Department of Housing and Urban Development	2.91		08/01/17	1,000,000	1,048,854
U.S. Department of Housing and Urban Development	7.93		08/01/18	80,000	80,092
U.S. Department of Housing and Urban Development	5.45		08/01/19	800,000	849,357
U.S. Department of Housing and Urban Development	6.07		08/01/21	345,000	347,505
U.S. Department of Housing and Urban Development	6.12		08/01/22	776,000	783,787
U.S. Department of Housing and Urban Development	5.77		08/01/26	500,000	530,409
United States Treasury Note	1.50		06/30/16	1,000,000	1,013,828
United States Treasury Note	1.00		08/31/16	1,000,000	1,008,125
United States Treasury Note	0.75		01/15/17	500,000	502,148
United States Treasury Note	0.75		03/15/17	1,000,000	1,003,750
United States Treasury Note	0.88		06/15/17	1,000,000	1,005,078
United States Treasury Note	1.88		08/31/17	1,500,000	1,541,953
United States Treasury Note	1.00		09/15/17	1,000,000	1,006,719
United States Treasury Note	0.88		01/15/18	1,000,000	1,000,938
United States Treasury Note	1.38		09/30/18	1,000,000	1,010,469
United States Treasury Note	1.63		04/30/19	500,000	508,203
Total U.S. Government and Agency Obligations
(Cost $45,666,317)					46,090,000

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments
March 31, 2015
(Unaudited)

Commercial Paper | 10.0% of portfolio
	Interest Rate/Yield	Maturity Date	Face Amount	Value
American Water Capital Corp. (b)	0.46%	04/01/15	$ 3,650,000	$ 3,650,000
Empire District Electric Co. (b)	0.52	04/10/15	3,500,000	3,499,545
Orange and Rockland Utilities, Inc. (b)	0.47	04/20/15	440,000	439,891
Total Commercial Paper
(Cost $7,589,436)				7,589,436

Money Market Account | Less than 0.1% of portfolio
State Street Institutional Liquid Reserves Fund (Premier Class)	0.10 (f)		409	409
Total Money Market Account
(Cost $409)				409

Total Investment in Securities
(Cost $75,652,458) | 100%				$ 76,183,444

(a) Variable coupon rate as of March 31, 2015.
(b)  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The security has been determined to be liquid under criteria established by the Fund’s Board of Directors. The total of such securities at period-end amounts to $8,148,231 and represents 10.7% of total investments.

(c) Zero coupon rate.
(d) Interest is paid at maturity.
(e) Interest is paid at put date.
(f) 7-day yield at March 31, 2015.

At March 31, 2015, the cost of investment securities for tax purposes was $75,652,458.  Net unrealized appreciation of investment securities was $530,986 consisting of unrealized gains of $679,949 and unrealized losses of $148,963.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$ -	$ 46,090,000	$ -	$ 46,090,000
Corporate Bonds	$ -	$ 15,647,095	$ -	$ 15,647,095
Commercial Paper	$ -	$ 7,589,436	$ -	$ 7,589,436
Municipal Bonds	$ -	$ 3,322,738	$ -	$ 3,322,738
Mortgage-Backed Securities	$ -	$ 3,317,295	$ -	$ 3,317,295
Asset-Backed Securities	$ -	$ 216,471	$ -	$ 216,471
Cash Equivalents	$ 409	$ -	$ -	$ 409
	$ 409	$ 76,183,035	$ -	$ 76,183,444

There were no transfers between levels during the period ended March 31, 2015.

SHORT-TERM BOND FUND
Portfolio of Investments
March 31, 2015 (Unaudited)

Corporate Bonds | 28.0% of portfolio	Interest		Maturity	Face
Consumer Discretionary | 0.2%	Rate		Date	Amount	Value
Media
ABC Inc.	8.75%		08/15/21	$ 810,000	$ 1,085,223
Total Consumer Discretionary					1,085,223

Consumer Staples | 1.1%
Beverages
Pepsico Inc.	0.70		02/26/16	525,000	525,937
Pepsico Inc.	0.47	(a)	02/26/16	525,000	525,594
Food and Staples Retailing
Sysco Corp.	1.45		10/02/17	165,000	166,290
Wal-Mart Stores Inc.	1.95		12/15/18	1,175,000	1,200,920
Personal Products
Colgate-Palmolive Co.	0.90		05/01/18	550,000	546,785
Colgate-Palmolive Co.	1.75		03/15/19	1,025,000	1,036,508
Procter & Gamble Co. (The)	1.90		11/01/19	1,625,000	1,647,053
Tobacco
Phillip Morris International Inc.	1.25		11/09/17	500,000	502,683
Total Consumer Staples					6,151,770

Energy | 2.0%
Oil, Gas, & Consumable Fuels
Chevron Corp.	0.89		06/24/16	2,075,000	2,084,132
Chevron Corp.	1.35		11/15/17	500,000	504,008
Chevron Corp.	1.10		12/05/17	475,000	475,325
Chevron Corp.	1.37		03/02/18	1,400,000	1,406,607
Chevron Corp.	1.72		06/24/18	975,000	987,196
Chevron Corp.	2.19		11/15/19	375,000	382,825
Colonial Pipeline Co. (b)	3.50		10/15/20	875,000	915,452
Exxon Mobil Corp.	1.82		03/15/19	1,050,000	1,063,628
Exxon Mobil Corp.	1.31		03/06/18	3,300,000	3,318,018
Total Energy					11,137,191

Financials | 7.2%
Banks
Bank of America NA	0.55	(a)	06/15/16	2,025,000	2,017,431
Bank of America NA	0.57	(a)	06/15/17	1,550,000	1,536,902
Credit Suisse New York	1.27	(a)	09/13/16	1,980,000	1,982,726
JP Morgan Chase Bank NA	0.60	(a)	06/13/16	14,300,000	14,261,376
Key Bank NA	7.41		10/15/27	1,050,000	1,052,459
Landesbank Baden-Wuerttemberg NY	5.05		12/30/15	7,650,000	7,918,523
Union Bank NA	5.95		05/11/16	525,000	553,076
Sallie Mae Bank	1.50		10/30/17	250,000	250,207
State Bank of India NY	1.60		12/05/17	250,000	249,890
UBS AG, Stamford CT	1.80		03/26/18	1,675,000	1,679,388
WestLB AG, NY	4.80		07/15/15	275,000	277,383
Capital Markets
Vesey Street Investment Trust I	4.40		09/01/16	2,275,000	2,371,829
Consumer Finance
General Electric Capital Corp.	1.08	(a)	12/20/17	1,100,000	1,110,875
Diversified Financial Services
Xtra Finance Corp.	5.15		04/01/17	4,650,000	4,989,822
Real Estate Management & Development
Fishers Lane LLC (b)	2.03		04/05/17	750,000	751,125
Total Financials					41,003,012

Health Care | 2.0%
Health Care Equipment & Supplies
Baxter International Inc.	0.95		06/01/16	825,000	826,264
Baxter International Inc.	1.85		01/15/17	2,250,000	2,279,689
Health Care Providers & Services
UnitedHealth Group Inc.	0.85		10/15/15	550,000	551,093
UnitedHealth Group Inc.	1.40		12/15/17	825,000	831,510

SHORT-TERM BOND FUND
Portfolio of Investments
March 31, 2015 (Unaudited)

Corporate Bonds | continued	Interest		Maturity	Face
Pharmaceuticals	Rate		Date	Amount	Value
Bristol-Myers Squibb Co.	0.88%		08/01/17	$ 4,125,000	$ 4,110,699
Eli Lilly and Co.	6.57		01/01/16	1,025,000	1,071,617
Johnson & Johnson	1.13		11/21/17	750,000	753,979
Johnson & Johnson	1.88		12/05/19	775,000	785,424
Merck & Co., Inc.	1.85		02/10/20	475,000	477,595
Total Health Care					11,687,870

Industrials | 2.0%
Aerospace & Defense
Rockwell Collins Inc.	0.62	(a)	12/15/16	1,175,000	1,176,108
Industrial Conglomerates
General Electric Co.	0.85		10/09/15	550,000	551,727
General Electric Co.	5.25		12/06/17	3,900,000	4,304,293
Machinery
Caterpillar Inc.	1.50		06/26/17	500,000	506,452
Road & Rail
Burlington Northern & Santa Fe Railway Co.	4.58		01/15/21	547,621	585,954
Burlington Northern & Santa Fe Railway Co.	4.83		01/15/23	95,734	105,536
Consolidated Rail Corp.	6.76		05/25/15	5,946	5,974
CSX Transportation Inc.	9.00		05/15/15	575,000	580,061
Skyway Concession Co. LLC (b)	0.55	(a)	06/30/17	3,825,000	3,676,781
Union Pacific Railroad Co.	6.85		01/02/19	31,004	33,951
Total Industrials					11,526,837

Information Technology | 4.0%
Communications Equipment
Cisco Systems Inc.	0.54	(a)	03/03/17	1,650,000	1,655,216
Cisco Systems Inc.	1.10		03/03/17	600,000	603,778
IT Services
Dun & Bradstreet Corp.	2.88		11/15/15	990,000	1,000,282
Software
Microsoft Corp.	0.88		11/15/17	250,000	249,409
Microsoft Corp.	1.00		05/01/18	900,000	898,802
Microsoft Corp.	1.63		12/06/18	675,000	684,384
Oracle Corp.	0.43	(a)	07/07/17	4,600,000	4,605,143
Technology Hardware, Storage & Peripherals
Intel Corp.	1.35		12/15/17	950,000	954,590
Apple Inc.	1.00		05/03/18	8,150,000	8,101,132
Apple Inc.	1.05		05/05/17	1,650,000	1,659,278
Apple Inc.	2.10		05/06/19	2,100,000	2,147,048
Total Information Technology					22,559,062

Materials | 1.8%
Chemicals
PetroLogistics LP	6.25		04/01/20	9,680,000	10,369,700
Total Materials					10,369,700

Utilities | 6.1%
Electric Utilities
Ameren Illinois Co.	6.25		04/01/18	450,000	509,980
Ameren Illinois Co.	6.20		06/15/16	5,000,000	5,305,110
Atlantic City Electric Co.	4.35		04/01/21	1,625,000	1,779,219
Connecticut Light & Power Co.	5.75		09/01/17	325,000	356,917
Duke Energy Indiana Inc.	0.60	(a)	07/11/16	1,450,000	1,451,459
Georgia Power Co.	0.59	(a)	03/15/16	850,000	849,531
Georgia Power Co.	0.66	(a)	08/15/16	4,100,000	4,098,139
Gulf Power Co.	5.90		06/15/17	9,250,000	10,143,198
Idaho Power Corp.	6.03		07/15/18	925,000	1,042,317
Public Service Company of New Hampshire	4.50		12/01/19	2,575,000	2,856,072
Southern California Edison Co.	1.13		05/01/17	325,000	326,360
Southern California Edison Co.	1.25		11/01/17	870,000	871,063
Southern California Edison Co.	1.85		02/01/22	1,500,000	1,508,031

SHORT-TERM BOND FUND
Portfolio of Investments
March 31, 2015 (Unaudited)

Corporate Bonds | continued	Interest		Maturity	Face
	Rate		Date	Amount	Value
Gas Utillities
Questar Corp.	2.75%		02/01/16	$ 2,825,000	$ 2,871,223
Southern Natural Gas Company, LLC	4.40		06/15/21	1,100,000	1,148,746
Total Utilities					35,117,365

Telecomunication Services | 1.6%
Diversified Telecommunication Services
AT&T Inc.	0.80		12/01/15	675,000	675,042
AT&T Inc.	0.90		02/12/16	6,425,000	6,434,759
Southwestern Bell Telephone Co.	7.00		07/01/15	525,000	532,448
Wireless Telecommunication Services
Ameritech Capital Funding Corp.	6.45		01/15/18	1,200,000	1,341,318
Total Telecommunication Services					8,983,567
Total Corporate Bonds
(Cost $158,304,896)					159,621,597

Yankee Bonds | 10.0% of portfolio
Alibaba Group Holding Ltd. (b)	2.50		11/28/19	1,275,000	1,275,439
African Development Bank	6.88		10/15/15	4,825,000	4,968,925
BAA Funding Ltd. (b)	2.50		06/25/17	275,000	275,922
Bayer US Finance LLC (b)	1.50		10/06/17	350,000	352,181
Canadian National Railway Co.	7.20		01/02/16	1,945,355	2,026,232
CNOOC Finance (2013) Ltd.	1.13		05/09/16	2,680,000	2,676,468
CNOOC Nexen Finance (2014) ULC	1.63		04/30/17	3,460,000	3,451,457
Commonwealth Bank of Australia (b)	1.53	(a)	03/31/17	800,000	801,562
Compagnie de Financement Foncier	0.22	(a)	03/22/17	2,100,000	2,066,444
Daimler Finance NA LLC (b)	1.25		01/11/16	1,175,000	1,179,277
Daimler Finance NA LLC (b)	1.38		08/01/17	400,000	400,208
Daimler Finance NA LLC (b)	0.59	(a)	08/01/17	775,000	773,551
DEPFA ACS Bank (b)	4.88		10/28/15	500,000	511,681
Dexia Municipal Agency	5.25		02/16/17	1,100,000	1,182,431
Diageo Capital plc	0.63		04/29/16	1,375,000	1,374,340
Eni Coordination Center SA	4.80		08/10/15	1,775,000	1,798,767
Export-Import Bank of Korea	0.96	(a)	11/26/16	1,000,000	1,000,631
France Telecom	2.13		09/16/15	825,000	829,526
GlaxoSmithKline Capital Corp.	0.70		03/18/16	925,000	926,751
Hydro-Quebec	6.27		01/03/26	80,000	103,616
Hypothekenbank Frankfurt International SA	0.19	(a)	07/12/16	930,000	909,311
Industrial & Commercial Bank of China	1.45	(a)	11/13/17	250,000	251,331
Industrial & Commercial Bank of China	2.35		11/13/17	250,000	251,671
ING Bank NV (b)	2.00		09/25/15	2,625,000	2,641,787
Mitsubishi Corp.	2.75		09/16/15	300,000	302,520
Nexen Energy ULC	5.65		05/15/17	220,000	235,583
NRAM plc (b)	5.63		06/22/17	1,100,000	1,203,303
RIO Tinto Finance USA plc	0.82	(a)	06/19/15	1,975,000	1,975,782
Shell International Finance BV	1.90		08/10/18	3,175,000	3,228,848
Sinopec Group Overseas Development (2014) Ltd.(b)	1.75		04/10/17	1,075,000	1,075,690
Statoil ASA	1.25		11/09/17	2,500,000	2,503,500
Statoil ASA	1.95		11/08/18	325,000	329,422
Total Capital	3.00		06/24/15	900,000	905,197
Total Capital Canada Ltd.	0.63	(a)	01/15/16	1,175,000	1,178,009
Total Capital International SA	1.00		08/12/16	2,000,000	2,010,758
TransCanada PipeLines Ltd.	0.75		01/15/16	3,575,000	3,569,505
TransCanada PipeLines Ltd.	1.88		01/12/18	775,000	782,227
TransCanada PipeLines Ltd.	1.04	(a)	01/12/18	2,350,000	2,358,324
Vodafone Group plc	0.64	(a)	02/19/16	850,000	850,647
Volkswagen Group of America Finance LLC (b)	1.25		05/23/17	1,650,000	1,651,680
Volkswagen International Finance NV (b)	1.15		11/20/15	650,000	652,606
Total Yankee Bonds
(Cost $56,551,644)					56,843,110

SHORT-TERM BOND FUND
Portfolio of Investments
March 31, 2015 (Unaudited)

Asset Backed Securities | 24.3% of portfolio	Interest		Maturity	Face
	Rate		Date	Amount	Value
Access Group Inc. 01	0.62	%(a)	05/25/29	$ 1,236,047	$ 1,169,429
Access Group Inc. 04-A	0.52	(a)	04/25/29	625,595	615,083
Access Group Inc. 05-B	0.49	(a)	07/25/22	231,976	230,977
Ally Master Owner Trust 13-1	0.62	(a)	02/15/18	925,000	925,577
Ally Master Owner Trust 13-1	1.00		02/15/18	925,000	926,892
Ally Master Owner Trust 14-1	0.64	(a)	01/15/19	1,450,000	1,452,182
Ally Master Owner Trust 14-1	1.29		01/15/19	1,725,000	1,729,278
Ally Master Owner Trust 14-2	0.54	(a)	01/16/18	2,325,000	2,324,814
Ally Master Owner Trust 14-3	1.33		03/15/19	1,500,000	1,505,904
Ally Master Owner Trust 14-4	0.57	(a)	06/17/19	4,025,000	4,020,255
Ally Master Owner Trust 14-4	1.43		06/17/19	4,075,000	4,086,822
Ally Master Owner Trust 14-5	0.66	(a)	10/15/19	4,500,000	4,503,456
Ally Master Owner Trust 14-5	1.60		10/15/19	4,000,000	4,017,548
Ally Master Owner Trust 15-2	1.83		01/15/21	725,000	725,972
American Credit Acceptance Receivable 13-1 (b)	1.45		04/16/18	201,027	201,102
Axis Equipment Finance Receivables LLC 13-1 (b)	1.75		03/20/17	579,443	579,421
Capital Auto Receivables Asset Trust 14-2	0.91		04/20/17	7,600,000	7,596,344
CCR Inc. MT-100 Payment Rights Master Trust 12-C (b)	4.75		07/10/22	1,750,000	1,751,208
CIT Marine Trust 99-A	6.25		11/15/19	4,221	4,226
College Loan Corp Trust 07-2	0.51	(a)	01/25/24	19,395,000	18,788,363
CPS Auto Trust 11-A (b)	2.82		04/16/18	95,514	95,568
CPS Auto Trust 11-B (b)	3.68		09/17/18	89,130	90,223
CPS Auto Trust 11-C (b)	4.21		03/15/19	158,919	161,848
CPS Auto Trust 12-A (b)	2.78		06/17/19	139,833	141,218
CPS Auto Trust 13-A (b)	1.31		06/15/20	1,057,595	1,050,133
CPS Auto Trust 13-B (b)	1.82		09/15/20	1,040,961	1,036,367
CPS Auto Trust 13-C (b)	1.64		04/16/18	1,559,792	1,561,310
CPS Auto Trust 13-D (b)	1.54		07/16/18	343,874	343,741
CPS Auto Trust 14-C (b)	1.31		02/15/19	2,821,375	2,810,645
CPS Auto Trust 15-A (b)	1.53		07/15/19	2,675,000	2,676,522
Credit Acceptance Auto Loan Trust 12-2 (b)	2.21		09/15/20	550,000	553,248
Edlinc Student Loan Funding Trust 12-A (b)	3.18	(a)	10/01/25	4,380,977	4,295,312
Education Loan Asset Backed Trust 13-1 (b)	1.17	(a)	11/25/33	6,430,706	5,999,932
Element Rail Leasing I LLC 14-1 (b)	2.30		04/19/44	3,258,519	3,244,562
Element Rail Leasing I LLC 15-1 (b)	2.71		02/19/45	1,125,000	1,130,580
Flagship Credit Auto Trust 13-2 (b)	1.94		01/15/19	935,278	937,626
Ford Credit Floorplan Master Owner Trust 13-5	1.50		09/15/18	3,325,000	3,349,419
Ford Credit Floorplan Master Owner Trust 13-5	0.64	(a)	09/15/18	3,325,000	3,330,649
Ford Credit Floorplan Master Owner Trust 14-1	1.20		02/15/19	1,750,000	1,754,596
Ford Credit Floorplan Master Owner Trust 14-1	0.57	(a)	02/15/19	1,750,000	1,750,697
FRS I LLC 13-1 (b)	1.80		04/15/43	251,969	249,920
HLSS Servicer Advance Receivable 13-T5 (b)	1.98		08/15/46	1,375,000	1,375,275
HLSS Servicer Advance Receivable 13-T7 (b)	1.98		11/15/46	1,300,000	1,288,430
KeyCorp Student Loan Trust 00-A	0.58	(a)	05/25/29	970,348	939,740
KeyCorp Student Loan Trust 00-B	0.57	(a)	07/25/29	1,016,529	963,758
KeyCorp Student Loan Trust 04-A	0.56	(a)	10/28/41	1,032,719	992,728
KeyCorp Student Loan Trust 04-A	0.69	(a)	01/27/43	672,300	590,860
KeyCorp Student Loan Trust 05-A	0.67	(a)	09/27/40	562,262	488,531
KeyCorp Student Loan Trust 06-A	0.46	(a)	06/27/29	1,029,866	1,025,003
Longtrain Leasing III LLC 2015-1A (b)	2.98		01/15/45	786,173	785,434
Marriott Vacation Club Owners Trust 08-1A (b)	7.20		05/20/30	112,560	116,302
National Collegiate Student Loan Trust 04-1	0.53	(a)	06/25/27	1,172,867	1,162,273
National Collegiate Student Loan Trust 05-3	0.41	(a)	07/25/28	119,497	119,147
National Collegiate Student Loan Trust 06-1	0.36	(a)	05/25/26	146,352	145,762
One Main Financial Issuance Trust 14-2 (b)	2.47		09/18/24	2,300,000	2,294,089
SLC Student Loan Trust 06-A	0.55	(a)	07/15/36	3,275,000	3,158,534
SLC Student Loan Trust 06-A	0.70	(a)	07/15/36	6,250,000	5,502,806
SLM Student Loan Trust 03-A	0.71	(a)	09/15/20	2,472,616	2,460,221

SHORT-TERM BOND FUND
Portfolio of Investments
March 31, 2015 (Unaudited)

Asset Backed Securities | continued	Interest		Maturity	Face
	Rate		Date	Amount	Value
SLM Student Loan Trust 03-B	0.67	%(a)	03/15/22	$ 4,302,534	$ 4,270,123
SLM Student Loan Trust 04-A	0.47	(a)	03/16/20	247,423	247,176
SLM Student Loan Trust 04-B	0.47	(a)	06/15/21	552,719	549,225
SLM Student Loan Trust 04-B	0.60	(a)	03/15/24	5,275,000	5,049,504
SLM Student Loan Trust 05-A	0.47	(a)	06/15/23	3,546,695	3,449,874
SLM Student Loan Trust 06-A	0.46	(a)	12/15/23	1,798,656	1,780,416
SLM Student Loan Trust 07-A	0.39	(a)	09/15/25	1,621,792	1,603,351
Small Business Administration 02-20K	5.08		11/01/22	43,343	46,608
Small Business Administration 05-10E	4.54		09/01/15	5,285	5,347
SNAAC Auto Receivables Trust 13-1 (b)	1.14		07/16/18	31,077	31,083
Springcastle Funding Asset-Backed Notes 14-A(b)	2.70		05/25/23	2,564,712	2,571,139
World Financial Network Credit Card Trust 13-B	0.91		03/16/20	2,075,000	2,075,220
Total Asset Backed Securities
(Cost $136,382,488)					138,806,928

Mortgage Backed Securities | 3.4% of portfolio
Accredited Mortgage Loan Trust 03-1	4.33	(a)	06/25/33	136,352	122,717
ACE Securities Corp. 06-ASL1	0.45	(a)	02/25/36	399,675	192,330
ACE Securities Corp. 06-GP1	0.43	(a)	02/25/31	50,016	48,370
ACE Securities Corp. 06-SL1	0.49	(a)	09/25/35	142,552	87,015
Adjustable Rate Mortgage Trust 05-10	2.62	(a)	01/25/36	93,784	79,870
American Business Financial Services 02-1	7.01		12/15/32	71,305	69,346
American Home Mortgage Investment Trust 05-01	2.38	(a)	06/25/45	183,481	181,314
American Home Mortgage Investment Trust 05-03	4.97		09/25/35	22,908	23,207
Amresco Residential Securities 98-1	7.57		10/25/27	55,942	64,235
Banc of America Alternative Loan Trust Inc. 07-2	5.75		06/25/37	146,356	107,340
Banc of America Funding Corp. 04-A	2.62	(a)	09/20/34	14,885	14,754
Banc of America Funding Corp. 05-G	4.72	(a)	10/20/35	318,707	303,844
Banc of America Funding Corp. 07-5	6.50		07/25/37	44,712	46,167
Banc of America Mortgage Securities Inc. 02-J	3.58	(a)	09/25/32	2,919	2,821
Banc of America Mortgage Securities Inc. 05-1	5.00		02/25/20	13,480	13,840
Banc of America Mortgage Securities Inc. 05-C	2.62	(a)	04/25/35	37,488	34,565
Bayview Financial Acquisition Trust 06-D	5.93		12/28/36	4,450,000	4,340,543
Bayview Financial Asset Trust 07-SR1A (b)	0.62	(a)	03/25/37	207,627	178,085
Bear Stearns Adjustable Rate Mortgage Trust 04-10	2.71	(a)	01/25/35	289,465	286,490
Bear Stearns Adjustable Rate Mortgage Trust 05-12	5.42	(a)	02/25/36	43,248	40,262
Bear Stearns ALT-A Trust 04-11	2.61	(a)	11/25/34	19,647	17,585
Bear Stearns ALT-A Trust 05-4	2.67	(a)	05/25/35	115,558	111,589
Bear Stearns ALT-A Trust 05-9	4.85	(a)	11/25/35	59,262	44,308
Bear Stearns ALT-A Trust 06-6	2.72	(a)	11/25/36	197,081	151,533
Bear Stearns Asset Backed Securities Trust 03-3	0.76	(a)	06/25/43	56,475	53,655
Bear Stearns Asset Backed Securities Trust 04-HE5	2.05	(a)	07/25/34	202,288	188,843
Bear Stearns Structured Products Inc., 00-1 (b)	4.19	(a)	08/28/33	3,167	2,860
CDC Mortgage Capital Trust 02-HE1	0.79	(a)	01/25/33	318,992	292,118
Chase Mortgage Finance Corp. 05-A1	4.71	(a)	12/25/35	13,272	12,720
Chaseflex Trust 05-2	6.00		06/25/35	115,962	106,591
CITICORP Mortgage Securities, Inc. 07-1	5.50		01/25/22	16,312	16,385
CITICORP Mortgage Securities, Inc. 07-1	5.89	(c)	03/25/37	248,921	259,366
Citigroup Mortgage Loan Trust, Inc. 05-7	2.28	(a)	09/25/35	282,004	215,545
Cityscape Home Equity Loan Trust 96-2	8.10		08/25/26	71,288	71,462
CMO Trust 17	7.25		04/20/18	55	56
Conseco Finance Securitizations Corp. 01-2	6.60		02/01/33	152,350	158,152
Contimortgage Home Equity Loan Trust 95-2	8.10		08/15/25	27,470	26,294
Countrywide Alternative Loan Trust 04-24CB	6.00		11/25/34	57,838	58,929
Countrywide Alternative Loan Trust 05-11CB	5.50		06/25/35	136,978	137,306
Countrywide Alternative Loan Trust 05-43	5.14	(a)	10/25/35	38,761	32,859

SHORT-TERM BOND FUND
Portfolio of Investments
March 31, 2015 (Unaudited)

Mortgage Backed Securities | continued	Interest		Maturity	Face
	Rate		Date	Amount	Value
Countrywide Asset Backed Certificate 02-S2	5.98%		01/25/17	$ 107,669	$ 108,336
Countrywide Asset Backed Certificate 02-S4	5.22	(a)	10/25/17	150,246	149,570
Countrywide Asset Backed Certificate 04-S1	5.12		02/25/35	44,670	45,517
Countrywide Asset Backed Certificate 06-S7	5.71	(a)	11/25/35	117,139	114,055
Countrywide Asset Backed Certificate 07-S1	5.69		11/25/36	86,602	83,396
Countrywide Home Loans 03-49	2.43	(a)	12/19/33	32,762	33,364
Countrywide Home Loans 03-J13	5.25		01/25/24	53,825	53,414
Countrywide Home Loans 05-HYB8	4.31	(a)	12/20/35	115,908	102,787
Countrywide Home Loans 06-HYB5	2.39	(a)	09/20/36	67,558	59,540
Credit Suisse First Boston Mortgage 03-21	4.75		08/25/18	25,211	25,512
Credit Suisse First Boston Mortgage 03-AR24	2.55	(a)	10/25/33	225,060	221,998
Credit Suisse First Boston Mortgage 03-FFA	5.55	(a)	02/25/33	81,890	81,188
Credit Suisse First Boston Mortgage 04-AR3	2.51	(a)	04/25/34	65,990	67,319
Credit Suisse First Boston Mortgage 05-10	5.25		11/25/20	75,693	76,326
Credit Suisse First Boston Mortgage 06-2	5.91	(a)	07/25/36	1,120,000	125,031
DLJ Mortgage Acceptance Corp. 91-3	1.95	(a)	01/25/21	7,705	7,766
Encore Credit Receivables Trust 05-3	0.66	(a)	10/25/35	675,000	658,252
FHLMC 2419	5.50		03/15/17	1,882	1,935
FHLMC 2649	4.50		07/15/18	90,723	94,474
FHLMC 780754	2.38	(a)	08/01/33	4,362	4,653
First Alliance Mortgage Loan Trust 94-1	5.85		04/25/25	15,994	16,033
First Alliance Mortgage Loan Trust 94-2	7.63		07/25/25	899	899
First Horizon Mortgage Alternative Mortgage Securities 04-AA3	2.20	(a)	09/25/34	28,289	27,616
First Horizon Mortgage Pass-Through Trust 05-AR2	2.83	(a)	05/25/35	143,066	132,701
FNMA 03-38	5.00		03/25/23	12,333	12,700
FNMA 03-86	4.50		09/25/18	64,597	66,168
FNMA 813842	1.84	(a)	01/01/35	20,350	21,374
GMAC Mortgage Corp. Loan Trust 06-HE3	5.75		10/25/36	45,002	43,979
GMAC Mortgage Corp. Loan Trust 07-HE1	5.95		08/25/37	1,100,000	1,008,110
GNMA 02-15	5.50		11/20/31	2,613	2,627
GNMA 03-11	4.00		10/17/29	107,469	114,480
GNMA 03-12	4.50		02/20/32	6,383	6,464
GNMA 03-26	0.62	(a)	04/16/33	13,037	13,130
GNMA 04-17	4.50		12/20/33	22,277	23,901
GNMA 583189	4.50		02/20/17	7,237	7,589
Green Tree Financial Corp. 98-5	6.22		03/01/30	107,164	113,229
GS Mortgage Loan Trust 03-10	2.36	(a)	10/25/33	119,905	119,669
GS Mortgage Loan Trust 05-8F	5.50		10/25/20	28,981	29,633
GS Mortgage Loan Trust 05-AR3	2.60	(a)	05/25/35	77,074	71,062
GS Mortgage Loan Trust 05-AR6	2.68	(a)	09/25/35	52,460	52,848
Home Equity Mortgage Trust 06-1	5.80		05/25/36	1,028,464	829,168
Home Savings of America 9	3.33	(a)	11/25/17	43,276	43,753
Home Savings of America 11	4.80	(a)	01/25/18	44,679	45,105
IMPAC Secured Assets Corp. 03-3	5.05	(a)	08/25/33	135,501	141,839
Indymac Indx Mortgage Loan Trust 04-AR6	2.66	(a)	10/25/34	7,554	7,371
Indymac Indx Mortgage Loan Trust 05-AR15	4.54	(a)	09/25/35	39,272	33,426
Indymac Residential Mortgage-Backed Trust 05-L1 (g)	0.57	(a)	07/25/13	193,635	155,121
JP Morgan Mortgage Trust 05-A2	2.14	(a)	04/25/35	215,096	209,968
Lehman ABS Manufactured Housing Contract 01-B	4.35		04/15/40	59,698	62,567
Master Adjustable Rate Mortgages Trust 04-13	2.64	(a)	04/21/34	24,541	24,677
Master Adjustable Rate Mortgages Trust 05-1	3.16	(a)	01/25/35	22,030	21,849
Master Alternative Loans Trust 03-5	6.00		08/25/33	48,005	51,141
Master Asset Backed Securities Trust 07-NCW (b)	0.47	(a)	05/25/37	462,698	414,513
Master Asset Securitization Trust 03-6	5.00		07/25/18	6,141	6,278
Master Asset Securitization Trust 07-1	6.00		10/25/22	16,642	16,369
Merrill Lynch Mortgage Investors Trust 03-A2	1.86	(a)	02/25/33	41,067	39,489

SHORT-TERM BOND FUND
Portfolio of Investments
March 31, 2015 (Unaudited)

Mortgage Backed Securities | continued	Interest		Maturity	Face
	Rate		Date	Amount	Value
Merrill Lynch Mortgage Investors Trust 06-SL1	0.53	%(a)	09/25/36	$ 188,811	$ 180,957
Morgan Stanley Capital Inc. 04-1	5.00		11/25/18	36,586	36,921
Morgan Stanley Mortgage Loan Trust 05-5AR	5.18	(a)	09/25/35	38,788	29,419
Morgan Stanley Mortgage Loan Trust 06-1AR	2.70	(a)	02/25/36	125,218	97,321
Morgan Stanley Mortgage Loan Trust 07-10XS	6.00		07/25/47	611,578	202,634
New Century Home Equity Loan Trust 97-NC5	7.20	(a)	10/25/28	14	14
Nomura Asset Acceptance Corporation 06-AF2	0.27	(a)	08/25/36	175,863	71,975
Nomura Asset Acceptance Corporation 07-1	5.96		03/25/47	201,164	203,387
Oakwood Mortgage Investors, Inc. 99-D	7.84		11/15/29	267,238	276,439
Oakwood Mortgage Investors, Inc. 02-A (g)	0.42	(a)	09/15/14	134,252	118,170
Option One Mortgage Loan Trust 07-FXD2	5.90		03/25/37	15,331	14,149
Ownit Mortgage Loan Asset Backed Certificate 05-5	0.46	(a)	10/25/36	237,642	233,877
Prime Mortgage Trust 05-2	5.00		07/25/20	20,643	20,922
Residential Accredit Loans, Inc. 02-QS9	0.77	(a)	07/25/32	3,793	3,460
Residential Accredit Loans, Inc. 05-QS5	5.70		04/25/35	36,487	34,329
Residential Accredit Loans, Inc. 06-QS4	6.00		04/25/36	317,004	262,776
Residential Asset Mortgage Products Inc. 02-RS5	4.75		09/25/32	125,361	125,952
Residential Asset Mortgage Products Inc. 03-RZ3	4.62		06/25/33	99,130	95,320
Residential Asset Securitization Trust 04-A3	5.25		06/25/34	35,592	36,788
Residential Asset Securitization Trust 05-A14	5.50		12/25/35	144,287	123,465
Residential Funding Mortgage Securities 00-HI5	7.98		12/25/25	149,056	148,254
Residential Funding Mortgage Securities I 03-S15	4.50		08/25/18	16,244	16,527
Residential Funding Mortgage Securities I 05-SA2	2.77	(a)	06/25/35	36,525	30,892
Residential Funding Mortgage Securities I 06-SA1	3.78	(a)	02/25/36	38,198	34,128
Ryland Acceptance Corp. 64 E	3.50	(a)	04/01/18	16,312	16,381
SACO I Trust 05-6	0.75	(a)	09/25/35	106,643	105,957
Salomon Brothers Mortgage Securities 97-LB6	6.82		12/25/27	8	8
Structured Adjustable Rate Mortgage Loan Trust 04-3AC	2.40	(a)	03/25/34	19,145	19,218
Structured Adjustable Rate Mortgage Loan Trust 04-4	2.39	(a)	04/25/34	467,662	459,524
Structured Adjustable Rate Mortgage Loan Trust 04-11	2.52	(a)	08/25/34	36,296	36,117
Structured Adjustable Rate Mortgage Loan Trust 04-18	2.49	(a)	12/25/34	82,033	59,050
Structured Adjustable Rate Mortgage Loan Trust 05-11	2.45	(a)	05/25/35	327,689	300,202
Structured Adjustable Rate Mortgage Loan Trust 06-1	2.41	(a)	02/25/36	29,071	25,082
Structured Adjustable Rate Mortgage Loan Trust 06-4	4.56	(a)	05/25/36	78,904	57,281
Structured Adjustable Rate Mortgage Loan Trust 06-4	5.03	(a)	05/25/36	82,301	70,219
Structured Asset Mortgage Investments 04-AR5	2.17	(a)	10/19/34	28,873	28,408
Structured Asset Securities Corp. 98-RF1 (b)	6.41	(a)	04/15/27	27,227	27,356
Structured Asset Securities Corp. 03-37A	2.47	(a)	12/25/33	167,060	163,443
Structured Asset Securities Corp. 04-3	5.22	(a)	03/25/24	123,309	126,736
Terwin Mortgage Trust 04-5HE	1.06	(a)	06/25/35	471,910	445,492
Vanderbilt Mortgage & Finance 03-A	0.83	(a)	05/07/26	78,125	76,689
Wachovia Mortgage Loan Trust 06-A	2.67	(a)	05/20/36	120,529	115,000
Washington Mutual Mortgage Securities Corp. 04-AR3	2.37	(a)	06/25/34	49,724	50,186
Washington Mutual Mortgage Securities Corp. 04-AR14	2.40	(a)	01/25/35	87,294	87,980
Washington Mutual MSC Mortgage Pass-Through
Certificates 03-MS2	5.00		03/25/18	14,987	15,204
Wells Fargo Mortgage Backed Securities Trust 04-B	2.49	(a)	02/25/34	13,294	13,266
Wells Fargo Mortgage Backed Securities Trust 04-E	2.63	(a)	05/25/34	19,352	19,330
Wells Fargo Mortgage Backed Securities Trust 04-EE	2.50	(a)	12/25/34	16,381	16,495
Wells Fargo Mortgage Backed Securities Trust 04-F	2.50	(a)	06/25/34	58,600	59,460
Wells Fargo Mortgage Backed Securities Trust 04-I	2.60	(a)	07/25/34	3,768	3,800
Wells Fargo Mortgage Backed Securities Trust 04-K	2.62	(a)	07/25/34	82,052	82,206
Wells Fargo Mortgage Backed Securities Trust 04-K	2.62	(a)	07/25/34	32,515	32,762
Wells Fargo Mortgage Backed Securities Trust 04-K	2.62	(a)	07/25/34	36,172	36,365
Wells Fargo Mortgage Backed Securities Trust 04-R	2.62	(a)	09/25/34	43,378	43,921
Wells Fargo Mortgage Backed Securities Trust 05-AR14	5.37	(a)	08/25/35	20,983	20,861
Wells Fargo Mortgage Backed Securities Trust 05-AR15	2.62	(a)	09/25/35	178,291	176,420
Wells Fargo Mortgage Backed Securities Trust 05-AR16	5.24	(a)	10/25/35	39,518	39,117

SHORT-TERM BOND FUND
Portfolio of Investments
March 31, 2015 (Unaudited)

Mortgage Backed Securities | continued	Interest		Maturity	Face
	Rate		Date	Amount	Value
Wells Fargo Mortgage Backed Securities Trust 06-AR4	5.65	%(a)	04/25/36	$ 32,956	$ 32,796
Wells Fargo Mortgage Backed Securities Trust 06-AR19	5.54	(a)	12/25/36	21,580	20,898
Total Mortgage Backed Securities
(Cost $20,810,284)					19,577,856

Municipal Bonds | 24.9% of portfolio
Alaska Housing Finance Corp.	2.80		12/01/26	350,000	357,193
Alaska Housing Finance Corp.	0.97	(a)	06/01/43	5,150,000	5,161,845
Alaska Student Loan Corp.	0.67	(a)	08/25/31	1,106,730	1,103,665
Atlantic City NJ	4.00		11/01/16	400,000	380,140
Austin TX	1.58		09/01/17	3,250,000	3,280,453
California, State of	1.05		02/01/16	925,000	928,885
Casino Reinvestment Development Authority NJ	5.14		06/01/15	300,000	301,425
Colorado Housing & Finance Authority	1.17		05/01/17	1,625,000	1,620,694
Colorado Housing & Finance Authority	1.69		05/01/18	1,605,000	1,602,127
Colorado State Department of Corrections	2.26		09/01/17	3,375,000	3,449,621
Desert Sands California Unified School District	2.28		06/01/19	375,000	376,226
Energy Northwest, WA	1.06		07/01/15	350,000	350,532
Energy Northwest, WA	2.15		07/01/18	850,000	871,046
Florida Hurricane Catastrophe Fund Finance Corp.	1.30		07/01/16	1,750,000	1,760,850
Illinois Housing Development Authority	1.14		01/01/16	305,000	304,582
Illinois, State of Sales Tax Revenue	1.36		06/15/16	2,200,000	2,210,516
Illinois, State of Sales Tax Revenue	2.23		06/15/19	3,625,000	3,617,496
Indiana Bond Bank	1.48		01/15/17	1,285,000	1,294,959
Indiana Bond Bank	2.08		01/15/19	300,000	301,833
Indianapolis, Indiana Local Public Improvement Bond Bank	1.19		06/01/15	325,000	325,221
Indianapolis, Indiana Local Public Improvement Bond Bank	1.58		06/01/16	600,000	602,970
Jackson Tennessee Energy Authority	1.15		04/01/16	400,000	401,232
Jersey City, NJ	1.51		09/01/16	950,000	951,824
Jobsohio Beverage System, OH	1.57		01/01/17	925,000	935,388
Lehigh County Authority PA	3.44		12/01/18	3,825,000	3,946,635
Massachusetts Housing Finance Agency	1.17		12/01/15	230,000	230,508
Massachusetts Housing Finance Agency	1.31		06/01/16	145,000	145,357
Miami Dade County Florida Educational Facilities Authority	1.29		04/01/15	325,000	325,000
Mississippi, State of	2.40		10/01/22	225,000	226,238
Monroe County, NY Industrial Development Corp.	2.60		01/15/16	265,000	264,852
New Jersey Economic Development Authority	0.00	(d)	02/15/16	6,675,000	6,607,916
New Jersey Economic Development Authority	1.06		03/01/16	1,400,000	1,397,284
New Jersey Economic Development Authority	0.00	(d)	02/15/17	950,000	922,792
New Jersey Economic Development Authority	0.00	(d)	02/15/18	3,125,000	2,934,719
New Jersey Economic Development Authority	0.00	(d)	02/15/20	10,450,000	9,044,998
New Orleans Louisiana	2.12		09/01/17	825,000	830,066
New Orleans Louisiana	2.80		09/01/19	1,725,000	1,750,461
New York City, NY Transitional Finance Authority	1.80		08/01/18	1,475,000	1,475,929
New York City, NY Transitional Finance Authority	1.85		05/01/19	2,025,000	2,015,888
New York City, NY Transitional Finance Authority	2.45		08/01/20	1,000,000	1,009,210
New York City, NY Transitional Finance Authority	2.75		11/01/20	2,695,000	2,751,083
New York City, NY Transitional Finance Authority	2.85		02/01/21	2,775,000	2,850,258
New York State Urban Development Corp.	2.35		03/15/20	4,350,000	4,425,168
North Carolina Housing Finance Agency	4.00		01/01/30	1,595,000	1,657,795
North Carolina State Education Assistance Authority	0.97	(a)	07/25/39	955,039	956,367
Oakland California Redevelopment Agency	7.25		09/01/15	400,000	407,992
Oklahoma Student Loan Authority	0.69	(a)	02/25/32	935,840	933,959
Oregon School Boards Association	0.00	(d)	06/30/15	4,050,000	4,045,545
Pasadena California Pension Obligation	1.76	(a)	05/15/41	800,000	800,656
Pennsylvania Higher Education Assistance Agency (b)	0.72	(a)	05/25/27	386,152	387,577
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(d)	04/15/15	4,075,000	4,073,859
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(d)	04/15/18	9,400,000	8,792,760
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(d)	04/15/19	2,500,000	2,269,500
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(d)	04/15/20	5,285,000	4,576,916
Puerto Rico, Commonwealth of	5.00		07/01/15	1,325,000	1,334,778

SHORT-TERM BOND FUND
Portfolio of Investments
March 31, 2015 (Unaudited)

Municipal Bonds | continued	Interest		Maturity	Face
	Rate		Date	Amount	Value
Puerto Rico, Commonwealth of	5.50%		07/01/16	$ 1,250,000	$ 1,298,125
Puerto Rico, Commonwealth of	5.50		07/01/17	320,000	336,938
Puerto Rico, Commonwealth of	5.50		07/01/17	230,000	242,687
Puerto Rico, Commonwealth of	5.50		07/01/18	340,000	358,102
Puerto Rico, Commonwealth of	5.25		07/01/18	390,000	411,352
Puerto Rico Electric Power Authority	5.00		07/01/15	375,000	378,131
Puerto Rico Government Development Bank	4.75		12/01/15	330,000	332,092
Puerto Rico Highway & Transportation Authority	5.50		07/01/16	875,000	912,651
Puerto Rico Highway & Transportation Authority	5.50		07/01/17	725,000	764,019
Puerto Rico Highway & Transportation Authority	6.00		07/01/18	420,000	450,248
Puerto Rico Highway & Transportation Authority	5.50		07/01/19	475,000	505,162
Puerto Rico Highway & Transportation Authority	6.25		07/01/21	2,400,000	2,668,560
Puerto Rico Sales Tax Financing Corp.	5.25		08/01/19	3,175,000	2,684,145
Puerto Rico Sales Tax Financing Corp.	4.38		08/01/20	905,000	731,159
Puerto Rico Sales Tax Financing Corp.	3.38		08/01/16	575,000	539,045
South Carolina Student Loan Corp.	0.38	(a)	12/01/20	221,292	220,106
Stockton California Pension Obligation	5.14		09/01/17	1,125,000	1,133,528
Utah Infrastructure Agency	3.20		10/15/16	345,000	350,385
University of California	2.85		05/15/20	540,000	565,763
Utility Debt Securitization Authority, NY	2.04		06/15/21	250,000	252,180
Vermont Student Assistance Corp.	0.88	(a)	07/28/34	1,288,358	1,292,442
Village of Rosemont Illinois	2.14		12/01/16	1,375,000	1,387,705
Village of Rosemont Illinois	2.77		12/01/18	1,375,000	1,393,191
Virginia Housing Development Authority	1.11		10/01/16	550,000	550,962
Washington Economic Development Finance Authority	3.20		10/01/15	2,350,000	2,365,721
Wayne County Michigan	3.50		06/01/15	4,600,000	4,604,876
Wayne County Michigan	2.75		06/01/15	1,725,000	1,725,190
Wayne County Michigan	3.25		12/01/15	5,075,000	5,084,338
Wayne County Michigan	4.25		12/01/16	1,463,000	1,490,929
Wayne County Michigan Building Authority	6.82		12/01/15	730,000	723,970
Wayne County Michigan Building Authority	7.33		12/01/16	740,000	726,369
Total Municipal Bonds
(Cost $140,974,194)					142,362,860

U.S. Government and Agency Obligations | 7.5% of portfolio
Federal Farm Credit Bank	2.62		04/14/22	3,600,000	3,602,606
Freddie Mac	0.50	(c)	09/19/17	2,400,000	2,401,937
Overseas Private Investment Corp.	3.50	(f)	05/02/16	1,000,000	1,180,800
Overseas Private Investment Corp.	3.56	(e)	04/23/17	1,000,000	1,235,625
Overseas Private Investment Corp.	1.50	(f)	11/17/17	1,100,000	1,163,825
Overseas Private Investment Corp.	1.30		06/15/19	728,571	728,630
Overseas Private Investment Corp.	0.83	(f)	11/08/19	1,375,000	1,375,971
Overseas Private Investment Corp.	1.34	(f)	11/15/20	1,075,000	1,126,385
Overseas Private Investment Corp.	2.52		09/15/22	1,750,000	1,788,430
Tennessee Valley Authority	0.00	(d)	06/15/21	595,000	521,183
U.S. Department of Housing & Urban Development	6.07		08/01/21	80,000	80,581
U.S. Department of Housing & Urban Development	6.12		08/01/22	525,000	530,268
U.S. Treasury Notes	0.75		01/15/17	5,225,000	5,247,452
U.S. Treasury Notes	0.75		03/15/17	2,950,000	2,961,063
U.S. Treasury Notes	1.00		03/31/17	10,000,000	10,082,030
U.S. Treasury Notes	0.88		06/15/17	2,900,000	2,914,726
U.S. Treasury Notes	1.88		08/31/17	1,925,000	1,978,840
U.S. Treasury Notes	1.00		09/15/17	1,700,000	1,711,422
U.S. Treasury Notes	1.63		04/30/19	1,975,000	2,007,402
Total U.S. Government and Agency Obligations
(Cost $42,340,759)					42,639,176

SHORT-TERM BOND FUND
Portfolio of Investments
March 31, 2015 (Unaudited)

Commercial Paper | 1.9% of portfolio	Interest	Maturity	Face
	Rate	Date	Amount	Value
CenterPoint Energy Resources Corp. (b)	0.50%	04/01/15	10,805,000	$ 10,805,000
Total Commercial Paper
(Cost $10,805,000)				10,805,000

			Shares
Money Market | less than 0.1% of portfolio
State Street Institutional Liquid Reserves Fund (Premier Class)	0.10 (h)		217	217
Total Money Market Account
(Cost $217)				217

Total Investment in Securities | 100%
(Cost $566,169,482)				$ 570,656,744

(a) Variable coupon rate as of March 31, 2015.
(b)  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund’s Board of Directors. The total of such securities at period-end amounts to $67,325,874 and represents 11.8% of total investments.

(c) Step coupon security, the current rate may be adjusted upwards before maturity date.
(d) Zero coupon security, purchased at a discount.
(e) Interest is paid at maturity.
(f) Interest is paid at put date.
(g) Security did not mature on maturity date. While additional principal and interest have been received past the maturity date, the amount and timing of future payments is uncertain.
(h) 7-day yield at March 31, 2015.

NA—National Association
LLC—Limited Liablity Company
NV—Naamloze Vennottschap
SA—Sociedad Anónima or Société Anonyme
plc—Public Limited Company
BV—Besloten Vennootschap
ULC—Unlimited Liability Corporation

At March 31, 2015, the cost of investment securities for tax purposes was $566,169,482.  Net unrealized appreciation of investment securities was $4,487,262 consisting of unrealized gains of $8,377,915 and unrealized losses of $3,890,653.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 159,621,597	$ -	$ 159,621,597
Municipal Bonds	$ -	$ 142,362,860	$ -	$ 142,362,860
Asset-Backed Securities	$ -	$ 138,806,928	$ -	$ 138,806,928
Yankee Bonds	$ -	$ 56,843,110	$ -	$ 56,843,110
U.S. Government Obligations	$ -	$ 42,639,176	$ -	$ 42,639,176
Mortgage-Backed Securities	$ -	$ 19,422,735	$ 155,121	$ 19,577,856
Commercial Paper	$ -	$ 10,805,000	$ -	$ 10,805,000
Cash Equivalents	$ 217	$ -	$ -	$ 217
	$ 217	$ 570,501,406	$ 155,121	$ 570,656,744

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities	Mortgage-Backed Securities	Total
Balance as of December 31, 2014	$ 12,742	$ 68,516	$ 81,258
Purchase at cost	-	-	-
Sales at proceeds	(12,822)	(6,223)	(19,045)
Realized gain/(loss)	1,309	-	1,309
Change in unrealized appreciation/(depreciation)	(1,243)	92,828	91,585
Accretion/(amortization)	14	-	14
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance as of March 31, 2015	$ -	$ 155,121	$ 155,121

There were no other transfers between levels during the reporting period.

At March 31, 2015, the Short-Term Bond Fund held one security with a fair value of $155,121 classified as Level 3 in the fair value hierarchy. The security was valued by an external pricing service and observable inputs were not available.

VALUE FUND
Portfolio of Investments
March 31, 2015 (Unaudited)
Common Stocks | 98.3% of portfolio
Consumer Discretionary | 7.7%	Shares	Value
Auto Components
Cooper Tire & Rubber Co.	440,000	$ 18,849,600
Distributors
Genuine Parts Co.	315,400	29,392,126
Multiline Retail
Dillard's, Inc. (Class A)	182,700	24,940,377
Total Consumer Discretionary		73,182,103

Consumer Staples | 3.2%
Food Products
Dean Foods Co.	349,449	5,776,392
J.M. Smucker Co. (The)	148,853	17,226,758
WhiteWave Foods Co. (The) (Class A) (a)	165,927	7,357,203
Total Consumer Staples		30,360,353

Energy | 14.7%
Energy Equipment & Services
Baker Hughes Inc.	187,000	11,889,460
Helmerich & Payne, Inc.	110,000	7,487,700
Oil, Gas, & Consumable Fuels
Chevron Corp.	295,000	30,969,100
ConocoPhillips	452,400	28,166,424
Marathon Oil Corp.	663,100	17,313,542
Marathon Petroleum Corp.	189,000	19,351,710
Phillips 66	159,500	12,536,700
QEP Resources, Inc.	552,400	11,517,540
Total Energy		139,232,176

Financials | 10.9%
Banks
Bank of America Corp.	475,200	7,313,328
Commerce Bancshares, Inc.	34,698	1,468,419
JPMorgan Chase & Co.	517,600	31,356,208
Wells Fargo & Co.	221,000	12,022,400
Insurance
Allstate Corp. (The)	369,000	26,261,730
American International Group, Inc.	180,000	9,862,200
Chubb Corp. (The)	142,000	14,356,200
Total Financials		102,640,485

Health Care | 22.3%
Health Care Equipment & Supplies
Abbott Laboratories	399,000	18,485,670
Medtronic, plc	198,465	15,478,285
Pharmaceuticals
AbbVie Inc.	399,000	23,357,460
Bristol-Myers Squibb Co.	719,700	46,420,650
GlaxoSmithKline plc ADR	454,000	20,952,100
Hospira, Inc. (a)	379,400	33,326,496
Mallinckrodt plc (a)	25,950	3,286,568
Merck & Co., Inc.	193,194	11,104,791
Pfizer Inc.	1,107,000	38,512,530
Total Health Care		210,924,550

VALUE FUND Portfolio of Investments
March 31, 2015 (Unaudited)
Common Stocks | continued
Industrials | 16.8%	Shares	Value
Aerospace & Defense
Honeywell International Inc.	281,100	$ 29,321,541
Airlines
Southwest Airlines Co.	844,100	37,393,630
Commercial Services & Supplies
Tyco International plc	164,850	7,098,441
Industrial Conglomerates
General Electric Co.	1,364,000	33,840,840
Machinery
Flowserve Corp.	285,900	16,150,491
Parker-Hannifin Corp.	246,400	29,267,392
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	130,500	5,916,870
Total Industrials		158,989,205

Information Technology | 13.7%
Communications Equipment
Cisco Systems, Inc.	1,343,500	36,979,837
Electronic Equipment, Instruments & Components
TE Connectivity Ltd.	262,850	18,825,317
IT Services
Leidos Holdings Inc.	150,750	6,325,470
Science Applications International Corp.	66,142	3,396,392
Semiconductors & Semiconductor Equipment
Intel Corp.	1,185,000	37,054,950
Technology Hardware, Storage & Peripherals
Hewlett-Packard Co.	876,900	27,324,204
Total Information Technology		129,906,170

Materials | 8.6%
Chemicals
Dow Chemical Co. (The)	711,900	34,156,962
Containers & Packaging
Avery Dennison Corp.	520,000	27,513,200
Bemis Co., Inc.	433,600	20,080,016
Total Materials		81,750,178

Utilities | 0.4%
Gas Utilities
Questar Corp.	169,814	4,051,762
Total Utilities		4,051,762
Total Common Stocks
(Cost $473,190,277)		931,036,982

Commercial Paper | 1.7% of portfolio	Face Amount
TransCanada American Investments Ltd., 0.40%, 04/01/15	$ 16,501,000	16,501,000
Total Commercial Paper
(Cost $16,501,000)		16,501,000

Money Market Fund | Less than 0.1% of portfolio	Shares
State Street Institutional Liquid Reserves Fund (Premier Class), 0.10% (b)	553	553
Total Money Market Fund
(Cost $553)		553

Total Investments in Securities
(Cost $489,691,830) | 100%		$947,538,535

(a) Non-income producing.
(b) 7-day yield at March 31, 2015.

plc - Public Limited Company
ADR - American Depositary Receipt

At March 31, 2015, the cost of investment securities for tax purposes was $489,691,830.  Net unrealized appreciation of investment securities was $457,846,705 consisting of unrealized gains of $463,207,377 and unrealized losses of $5,360,672.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$ 931,036,982	$ -	$ -	$ 931,036,982
Commercial Paper	$ -	$ 16,501,000	$ -	$ 16,501,000
Cash Equivalents	$ 553	$ -	$ -	$ 553
	$ 931,037,535	$ 16,501,000	$ -	$ 947,538,535

There were no transfers between levels during the period ended March 31, 2015.

STOCK INDEX FUND
Portfolio of Investments
March 31, 2015
(Unaudited)

	Cost	Value
Investment in S&P 500 Stock Master Portfolio	$ 52,482,158	$ 117,199,529

Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Stock Master Portfolio managed by BlackRock Fund Advisors. As of March 31, 2015, the Stock Index Fund's ownership interest in the S&P 500 Stock Master Portfolio was 1.77%. See the Portfolio of Investments for the S&P 500 Stock Master Portfolio for holdings information.

GROWTH FUND
Portfolio of Investments
March 31, 2015 (Unaudited)

Common Stocks | 97.6% of portfolio
Consumer Discretionary | 19.6%	Shares	Value
Automobiles
Tesla Motors, Inc. (a)	3,900	$ 736,203
Hotels, Restaurants & Leisure
Chipotle Mexican Grill Inc. (a)	500	325,270
Hilton Worldwide Holdings Inc. (a)	40,213	1,191,109
MGM Resorts International (a)	66,397	1,396,329
Starbucks Corp.	13,100	1,240,570
Wynn Resorts, Ltd.	13,400	1,686,792
Internet & Catalog Retail
Amazon.com, Inc. (a)	12,200	4,539,620
Netflix, Inc. (a)	1,700	708,373
Priceline Group, Inc. (The) (a)	2,950	3,434,243
Vipshop Holdings, Ltd. ADR (a)	29,000	853,760
Specialty Retail
CarMax, Inc. (a)	10,400	717,704
Lowe's Cos., Inc.	21,200	1,577,068
Tractor Supply Co.	12,900	1,097,274
Textiles, Apparel & Luxury Goods
Hanesbrands Inc.	22,500	753,975
Under Armour, Inc. (a)	2,600	209,950
Total Consumer Discretionary		20,468,240

Consumer Staples | 0.7%
Personal Products
Estee Lauder Cos., Inc. (The) (Class A)	8,800	731,808
Total Consumer Staples		731,808

Energy | 2.5%
Oil, Gas, & Consumable Fuels
EQT Corp.	11,100	919,857
Pioneer Natural Resources Co.	3,200	523,232
Range Resources Corp.	21,554	1,121,670
Total Energy		2,564,759

Financials | 5.6%
Capital Markets
Morgan Stanley	62,100	2,216,349
State Street Corp.	16,000	1,176,480
TD Ameritrade Holding Corp.	45,400	1,691,604
Diversified Financial Services
Intercontinental Exchange, Inc.	3,400	793,118
Total Financials		5,877,551

Health Care | 26.0%
Biotechnology
Actavis plc (a)	7,146	2,126,793
Alexion Pharmaceuticals Inc. (a)	14,300	2,478,190
Biogen Inc. (a)	5,650	2,385,656
BioMarin Pharmaceutical Inc. (a)	5,700	710,334
Celgene Corp. (a)	18,500	2,132,680
Gilead Sciences, Inc. (a)	24,200	2,374,746
Incyte Corp. (a)	5,500	504,130
Regeneron Pharmaceuticals, Inc. (a)	1,500	677,220
Vertex Pharmaceuticals, Inc. (a)	5,900	696,023

GROWTH FUND Portfolio of Investments
March 31, 2015 (Unaudited)

Common Stocks | continued
	Shares	Value
Health Care Equipment & Supplies
Intuitive Surgical, Inc. (a)	3,850	$ 1,944,365
Health Care Providers & Services
Anthem, Inc.	6,300	972,783
Humana Inc.	6,600	1,174,932
McKesson Corp.	14,700	3,325,140
Unitedhealth Group Inc.	14,700	1,738,863
Pharmaceuticals
Eli Lilly and Co.	14,600	1,060,690
Valeant Pharmaceuticals International, Inc. (a)	14,400	2,860,128
Total Health Care		27,162,673

Industrials | 16.7%
Aerospace & Defense
Boeing Co. (The)	26,500	3,977,120
Precision Castparts Corp.	8,400	1,764,000
Textron Inc.	10,000	443,300
Airlines
American Airlines Group Inc.	50,700	2,675,946
United Continental Holdings Inc. (a)	14,200	954,950
Air Freight & Logistics
FedEx Corp.	5,700	943,065
Machinery
Flowserve Corp.	14,700	830,403
Wabtec Corp.	11,800	1,121,118
Industrial Conglomerates
Danaher Corp.	38,600	3,277,140
Professional Services
Verisk Analytics, Inc. (Class A) (a)	8,700	621,180
Road & Rail
J.B. Hunt Transport Services, Inc.	9,800	836,871
Total Industrials		17,445,093

Information Technology | 23.9%
Communications Equipment
Palo Alto Networks, Inc. (a)	2,500	365,200
Internet Software & Services
Alibaba Group Holding Ltd. ADR (a)	11,799	982,149
Baidu, Inc. ADR (a)	7,200	1,500,480
Facebook, Inc. (a)	29,900	2,458,228
Google Inc. (Class A) (a)	5,200	2,884,440
Google Inc. (Class C) (a)	4,600	2,520,800
LinkedIn Corp. (a)	3,100	774,566
Twitter, Inc. (a)	15,600	781,248
IT Services
Vantiv, Inc. (Class A) (a)	17,800	671,060
Visa Inc. (Class A)	62,400	4,081,584
Semiconductors & Semiconductor Equipment
ASML Holding NV ADR	4,400	444,532
Software
Mobileye NV ADR (a)	4,900	205,947
NetSuite Inc. (a)	7,100	658,596
Red Hat, Inc. (a)	16,500	1,249,875
salesforce.com, Inc. (a)	27,500	1,837,275
ServiceNow, Inc. (a)	11,000	866,580
Workday, Inc. (a)	6,400	540,224

GROWTH FUND Portfolio of Investments
March 31, 2015 (Unaudited)

Common Stocks | continued
	Shares	Value
Technology Hardware, Storage, & Peripherals
Apple Inc.	12,600	$ 1,567,818
SanDisk Corp.	8,000	508,960
Total Information Technology		24,899,562

Materials | 2.6%
Chemicals
E. I. du Pont de Nemours and Co.	6,300	450,261
Sherwin-Williams Co.	2,650	753,925
Construction Materials
Vulcan Materials Co.	17,500	1,475,250
Total Materials		2,679,436
Total Common Stocks
(Cost $78,258,655)		101,829,122

Money Market Fund | 2.4% of portfolio
State Street Institutional Liquid Reserves Fund (Premier Class), 0.10% (b)	2,461,789	2,461,789
Total Money Market Fund
(Cost $2,461,789)		2,461,789

Total Investments in Securities
(Cost $80,720,444) | 100%		$104,290,911

(a) Non-income producing.
(b) 7-day yield at March 31, 2015.

ADR - American Depositary Receipt
plc - Public Limited Company
NV - Naamloze Vennottschap

At March 31, 2015, the cost of investment securities for tax purposes was $80,798,354.  Net unrealized appreciation of investment securities was $23,492,557 consisting of unrealized gains of $25,462,007 and unrealized losses of $1,969,450.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$ 101,829,122	$ -	$ -	$ 101,829,122
Cash Equivalents	$ 2,461,789	$ -	$ -	$ 2,461,789
	$ 104,290,911	$ -	$ -	$ 104,290,911

There were no transfers between levels during the period ended March 31, 2015.

SMALL-COMPANY STOCK FUND
Portfolio of Investments
March 31, 2015 (Unaudited)

Common Stocks | 85.2% of portfolio
Consumer Discretionary | 20.3%	Shares	Value
Auto Components
Cooper Tire & Rubber Co.	985,350	$ 42,212,394
Distributors
Core-Mark Holding Company, Inc.	369,796	23,785,279
Hotels, Restaurants, & Leisure
BJ's Restuarants, Inc. (a)	657,427	33,167,192
Brinker International, Inc.	200,000	12,312,000
Cracker Barrel Old Country Store, Inc.	210,209	31,981,197
Wendy's Co. (The)	2,040,260	22,238,834
Household Durables
Libbey Inc.	7,800	311,298
Media
Rentrak Corp. (a)	71,184	3,954,983
Multiline Retail
Fred's, Inc. (Class A)	1,685,683	28,808,322
Nordstrom, Inc.	90,000	7,228,800
Specialty Retail
Francesca's Holdings Corp. (a)	1,949,406	34,699,427
Sally Beauty Holdings, Inc. (a)	114,000	3,918,180
Total Consumer Discretionary		244,617,906

Consumer Staples | 2.8%
Food & Staples Retailing
United Natural Foods, Inc. (a)	159,600	12,295,584
Food Products
Dean Foods Co.	487,500	8,058,375
J.M. Smucker Co. (The)	40,868	4,729,654
WhiteWave Foods Co. (The) (Class A) (a)	211,159	9,362,790
Total Consumer Staples		34,446,403

Energy | 1.0%
Energy Equipment & Services
Helmerich & Payne, Inc.	35,000	2,382,450
Oil, Gas, & Consumable Fuels
Cimarex Energy Co.	59,400	6,836,346
SM Energy Co.	49,000	2,532,320
Total Energy		11,751,116

Financials | 14.8%
Banks
Cardinal Financial Corp.	1,048,441	20,947,851
Middleburg Financial Corp.	97,700	1,798,657
National Bankshares, Inc. (Virginia)	448,702	13,389,268
National Penn Bancshares, Inc.	2,376,015	25,589,682
State Bank Financial Corp.	957,050	20,098,050
Texas Capital Bancshares, Inc. (a)	483,917	23,542,562
UMB Financial Corp.	343,244	18,154,175
Valley National Bancorp	1,225,799	11,571,542
Consumer Finance
Encore Capital Group, Inc. (a)	1,053,789	43,827,085
Total Financials		178,918,872

Health Care | 2.0%
Health Care Equipment & Supplies
STERIS Corp.	342,112	24,040,210
Total Health Care		24,040,210

SMALL-COMPANY STOCK FUND
Portfolio of Investments
March 31, 2015 (Unaudited)

Common Stocks | continued
Industrials | 25.8%	Shares	Value
Aerospace & Defense
Huntington Ingalls Industries, Inc.	157,208	$ 22,032,701
Triumph Group, Inc.	136,800	8,169,696
Construction & Engineering
Dycom Industries, Inc. (a)	1,135,299	55,448,003
Orion Marine Group, Inc. (a)	1,770,194	15,683,919
Primoris Services Corp.	1,047,400	18,004,806
Electrical Equipment
Polypore International, Inc. (a)	247,826	14,596,951
Regal Beloit Corp.	58,500	4,675,320
Industrial Conglomerates
Carlisle Companies Inc.	125,600	11,634,328
Machinery
CLARCOR Inc.	87,100	5,753,826
Flowserve Corp.	43,500	2,457,315
Gorman-Rupp Co. (The)	644,775	19,311,011
Manitowoc Co., Inc. (The)	759,400	16,372,664
Standex International Corp.	54,000	4,435,020
Road & Rail
Knight Transportation, Inc.	1,282,082	41,347,145
Werner Enterprises, Inc.	1,222,306	38,392,631
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	738,374	33,477,877
Total Industrials		311,793,213

Information Technology | 10.2%
Electronic Equipment, Instruments, & Components
Belden Inc.	292,585	27,374,253
Rofin-Sinar Technologies Inc. (a)	1,159,248	28,088,579
IT Services
Cass Information Systems, Inc.	104,921	5,890,265
Computer Services, Inc.	522,097	21,625,258
ManTech International Corp.	984,370	33,409,518
Technology Hardware, Storage, & Peripherals
Western Digital Corp.	70,000	6,370,700
Total Information Technology		122,758,573

Materials | 8.3%
Chemicals
American Vanguard Corp.	941,165	9,995,172
Olin Corp.	1,133,231	36,308,721
PolyOne Corp.	514,106	19,201,859
Westlake Chemical Corp.	231,400	16,646,916
Containers & Packaging
Myers Industries, Inc.	1,055,473	18,502,442
Total Materials		100,655,110
Total Common Stocks
(Cost $684,285,934)		1,028,981,403

Exchange Traded Funds | 7.9% of portfolio
iShares Russell 2000 Value	459,600	47,435,316
iShares Core S&P Small-Cap	402,000	47,448,060
Total Exchange Traded Funds
(Cost $69,694,950)		94,883,376

SMALL-COMPANY STOCK FUND
Portfolio of Investments
March 31, 2015 (Unaudited)

Commercial Paper | 6.9% of portfolio	Face Amount	Value
Baxter International Inc., 0.62%, 04/08/15	$19,750,000	$ 19,747,619
CenterPoint Energy, Inc., 0.50%, 04/01/15	9,800,000	9,800,000
Northeast Utilities, 0.40%, 04/01/15	28,691,000	28,691,000
Pitney Bowes Inc., 0.45%, 04/01/15	25,000,000	25,000,000
Total Commercial Paper
(Cost $83,238,619)		83,238,619

Money Market Fund | Less than 0.1% of portfolio	Shares
State Street Institutional Liquid Reserves Fund (Premier Class), 0.10% (b)	925	925
Total Money Market Account Fund
(Cost $925)		925

Total Investments in Securities
(Cost $837,220,428) | 100%		$1,207,104,323

(a) Non-income producing.
(b) 7-day yield at March 31, 2015.

At March 31, 2015, the cost of investment securities for tax purposes was $837,220,428.  Net unrealized appreciation of investment securities was $369,883,895 consisting of unrealized gains of $388,662,042 and unrealized losses of $18,778,147.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,028,981,403	$ -	$ -	$ 1,028,981,403
Exchange Traded Funds	$ 94,883,376	$ -	$ -	$ 94,883,376
Commercial Paper	$ -	$ 83,238,619	$ -	$ 83,238,619
Cash Equivalents	$ 925	$ -	$ -	$ 925
	$ 1,123,865,704	$ 83,238,619	$ -	$ 1,207,104,323

There were no transfers between levels during the period ended March 31, 2015.

INTERNATIONAL VALUE FUND
Portfolio of Investments
March 31, 2015 (Unaudited)

Common Stocks | 95.6% of portfolio
Australia | 1.4%	Shares	Value
Incitec Pivot Ltd.	972,535	$ 3,003,916
Total Australia		3,003,916

Britain | 6.6%
BAE Systems plc	634,314	4,915,656
HSBC Holdings plc ADR	78,393	3,338,758
WPP Group plc	271,480	6,165,475
Total Britain		14,419,889

Denmark | 2.0%
Danske Bank Group	164,795	4,344,514
Total Denmark		4,344,514

France | 12.6%
AXA SA	212,001	5,335,891
Cap Gemini SA	61,799	5,070,087
Christian Dior SE	25,077	4,719,938
Compagnie de Saint-Gobain SA	126,266	5,543,997
GDF SUEZ SA	172,306	3,401,841
Total SA	69,264	3,442,906
Total France		27,514,660

Germany | 5.0%
Daimler AG REG	67,140	6,447,771
ThyssenKrupp AG	167,946	4,396,861
Total Germany		10,844,632

Hong Kong | 4.0%
Lenovo Group Ltd.	1,845,090	2,683,930
Hutchison Whampoa Ltd.	297,907	4,125,405
New World Development Co. Ltd.	1,738,938	2,018,263
Total Hong Kong		8,827,598

Israel | 1.0%
Israel Chemicals, Ltd.	307,995	2,187,465
Total Israel		2,187,465

Italy | 6.4%
Assicurazioni Generali SpA	220,813	4,341,660
Eni SpA	126,673	2,192,475
Intesa Sanpaolo SpA	2,219,017	7,531,348
Total Italy		14,065,483

Japan | 18.2%
Daiwa Securities Group Inc.	462,528	3,640,967
LIXIL Group Corp.	189,494	4,484,521
Mitsui Chemicals, Inc.	732,333	2,348,437
MS & AD Insurance Group Holdings, Inc.	203,773	5,704,833
Nippon Sheet Glass Co. Ltd. (a)	2,868,706	2,812,372
Nippon Yusen Kabushiki Kaisha	1,878,805	5,404,818
Nissan Motor Co., Ltd.	542,301	5,515,496

INTERNATIONAL VALUE FUND
Portfolio of Investments
March 31, 2015 (Unaudited)

Common Stocks | continued
Japan | continued	Shares	Value
Sumitomo Corp.	417,917	$ 4,459,577
Sumitomo Mitsui Trust Holdings, Inc.	1,344,664	5,585,833
Total Japan		39,956,854

Netherlands | 7.0%
AEGON NV	900,870	7,112,964
ASML Holding NV	31,395	3,182,810
DSM NV	91,390	5,093,567
Total Netherlands		15,389,341

Portugal | 0.0%
Banco Espirito Santo SA (a)	2,678,100	-
Total Portugal		-

Republic of South Korea | 4.1%
Hyundai Motor Co.	18,731	2,836,653
KB Financial Group Inc.	83,895	2,961,393
Posco (a)	14,064	3,073,940
Total Republic of South Korea		8,871,986

Singapore | 2.3%
Jardine Matheson Holdings Ltd.	81,370	5,141,869
Total Singapore		5,141,869

Spain | 5.6%
Banco Popular Espanol SA	913,256	4,466,871
Banco Santander SA	584,151	4,379,014
IBERDROLA SA	545,662	3,518,731
Total Spain		12,364,616

Sweden | 2.6%
Volvo AB (Class B)	464,005	5,615,492
Total Sweden		5,615,492

Switzerland | 12.4%
Adecco SA REG	68,308	5,677,996
Credit Suisse Group AG	173,407	4,665,328
Givaudan SA REG	2,193	3,961,976
Holcim Ltd.	65,214	4,858,602
Novartis AG REG	40,752	4,022,242
Roche Holding AG	14,679	4,033,672
Total Switzerland		27,219,816

Thailand | 4.4%
Bangkok Bank Public Company Ltd.	412,338	2,336,246
Krung Thai Bank Public Company, Ltd.	7,481,331	5,241,066
PTT Public Company Ltd.	204,427	2,027,882
Total Thailand		9,605,194
Total Common Stocks
(Cost $187,081,862)		209,373,325

Money Market Fund | 4.4% of portfolio
State Street Institutional Liquid Reserves Fund (Premier Class), 0.10% (b)	9,584,336	9,584,336
Total Money Market Fund
(Cost $9,584,336)		9,584,336

Total Investments in Securities
(Cost $196,666,198) | 100%		$218,957,661

(a) Non-income producing.
(b) 7-day yield at March 31, 2015.

plc - Public Limited Company
ADR - American Depositary Receipt
SA - Sociedad Anónima or Société Anonyme
SE - Societas Europaea
AG - Aktiengesellschaft
REG - Registered shares
SpA - Società per Azioni
NV - Naamloze Vennottschap

At March 31, 2015, the cost of investment securities for tax purposes was $197,519,424.  Net unrealized appreciation of investment securities was $21,438,237 consisting of unrealized gains of $35,809,976 and unrealized losses of $14,371,739.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
Common Stocks
Foreign Equities	$ -	$ 206,034,567	$ -	$ 206,034,567
American Depository Receipts	$ 3,338,758	$ -	$ -	$ 3,338,758
Cash Equivalents	$ 9,584,336	$ -	$ -	$ 9,584,336
	$ 12,923,094	$ 206,034,567	$ -	$ 218,957,661

There were no transfers between levels during the period ended March 31, 2015.

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
March 31, 2015
(Unaudited)
Common Stocks | 96.6% of net assets
Aerospace & Defense | 2.7%	Shares	Value
The Boeing Co.	228,792	$ 34,337,103
General Dynamics Corp.	110,071	14,939,937
Honeywell International, Inc.	273,356	28,513,764
L-3 Communications Holdings, Inc.	28,844	3,628,287
Lockheed Martin Corp.	93,694	19,016,134
Northrop Grumman Corp.	69,308	11,155,816
Precision Castparts Corp.	49,524	10,400,040
Raytheon Co.	107,352	11,728,206
Rockwell Collins, Inc.	46,459	4,485,616
Textron, Inc.	96,745	4,288,706
United Technologies Corp.	288,613	33,825,444
Total Aerospace & Defense		176,319,053

Air Freight & Logistics | 0.7%
C.H. Robinson Worldwide, Inc.	51,142	3,744,617
Expeditors International of Washington, Inc.	67,025	3,229,265
FedEx Corp.	92,033	15,226,860
United Parcel Service, Inc., Class B	242,727	23,529,955
Total Air Freight & Logistics		45,730,697

Airlines | 0.6%
American Airlines Group, Inc.	250,542	13,223,607
Delta Air Lines, Inc.	287,921	12,944,928
Southwest Airlines Co.	236,140	10,461,002
Total Airlines		36,629,537

Auto Components | 0.4%
BorgWarner, Inc.	79,127	4,785,601
Delphi Automotive PLC	101,411	8,086,513
The Goodyear Tire & Rubber Co.	94,669	2,563,636
Johnson Controls, Inc.	229,604	11,581,226
Total Auto Components		27,016,976

Automobiles | 0.7%
Ford Motor Co.	1,381,704	22,300,703
General Motors Co.	472,479	17,717,962
Harley-Davidson, Inc.	73,857	4,486,074
Total Automobiles		44,504,739

Banks | 5.6%
Bank of America Corp.	3,673,910	56,541,475
BB&T Corp.	251,798	9,817,604
Citigroup, Inc.	1,059,560	54,588,531
Comerica, Inc.	62,352	2,813,946
Fifth Third Bancorp	284,691	5,366,425
Huntington Bancshares, Inc.	283,148	3,128,785
JPMorgan Chase & Co.	1,302,078	78,879,885
KeyCorp	298,628	4,228,573
M&T Bank Corp.	46,440	5,897,880
The PNC Financial Services Group, Inc. (a)	181,839	16,954,668
Regions Financial Corp.	469,284	4,434,734
SunTrust Banks, Inc.	183,254	7,529,907
US Bancorp	622,107	27,167,413
Wells Fargo & Co.	1,637,433	89,076,355
Zions Bancorporation	70,978	1,916,406
Total Banks		368,342,587

Beverages | 2.1%
Brown-Forman Corp., Class B	54,452	4,919,738
The Coca-Cola Co.	1,372,404	55,650,982
Coca-Cola Enterprises, Inc.	75,846	3,352,393
Constellation Brands, Inc., Class A (b)	58,808	6,834,078
Dr. Pepper Snapple Group Inc.	67,427	5,291,671
Molson Coors Brewing Co., Class B	55,867	4,159,298
Monster Beverage Corp. (b)	51,084	7,069,770
PepsiCo, Inc.	517,715	49,503,909
Total Beverages		136,781,839

Biotechnology | 2.9%
Alexion Pharmaceuticals, Inc. (b)	70,612	12,237,060
Amgen, Inc.	265,033	42,365,525

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
March 31, 2015 (Unaudited)

Common Stocks | continued	Shares	Value
Biogen Idec, Inc. (b)	81,940	$ 34,598,345
Celgene Corp. (b)	279,612	32,233,671
Gilead Sciences, Inc. (b)	520,169	51,044,184
Regeneron Pharmaceuticals, Inc. (b)	25,770	11,634,640
Vertex Pharmaceuticals, Inc. (b)	84,567	9,976,369
Total Biotechnology		194,089,794

Building Products | 0.1%
Allegion PLC	33,578	2,053,966
Masco Corp.	122,182	3,262,260
Total Building Products		5,316,226

Capital Markets | 2.2%
Affiliated Managers Group, Inc. (b)	19,080	4,098,002
Ameriprise Financial, Inc.	63,760	8,342,359
The Bank of New York Mellon Corp.	389,075	15,656,378
BlackRock, Inc. (a)	44,303	16,207,810
The Charles Schwab Corp.	403,013	12,267,716
E*Trade Financial Corp. (b)(c)	100,968	2,883,141
Franklin Resources, Inc.	136,866	7,023,963
The Goldman Sachs Group, Inc.	141,498	26,597,379
Invesco Ltd.	149,968	5,952,230
Legg Mason, Inc.	34,629	1,911,521
Morgan Stanley	538,506	19,219,279
Northern Trust Corp.	76,689	5,341,389
State Street Corp.	144,019	10,589,717
T. Rowe Price Group, Inc.	91,088	7,376,306
Total Capital Markets		143,467,190

Chemicals | 2.3%
Air Products & Chemicals, Inc.	67,367	10,191,280
Airgas, Inc.	23,638	2,508,228
CF Industries Holdings, Inc.	16,742	4,749,371
The Dow Chemical Co.	380,104	18,237,390
E.I. du Pont de Nemours & Co.	316,236	22,601,387
Eastman Chemical Co.	51,954	3,598,334
Ecolab, Inc.	94,082	10,761,099
FMC Corp.	46,608	2,668,308
International Flavors & Fragrances, Inc.	28,223	3,313,380
LyondellBasell Industries NV, Class A	138,339	12,146,164
Monsanto Co.	168,802	18,996,977
The Mosaic Co.	108,662	5,004,972
PPG Industries, Inc.	47,526	10,719,014
Praxair, Inc.	100,877	12,179,889
The Sherwin-Williams Co.	28,180	8,017,210
Sigma-Aldrich Corp.	41,730	5,769,172
Total Chemicals		151,462,175

Commercial Services & Supplies | 0.5%
The ADT Corp. (c)	60,180	2,498,674
Cintas Corp.	34,045	2,779,093
Iron Mountain, Inc. (c)	65,370	2,384,698
Pitney Bowes, Inc.	70,536	1,644,899
Republic Services, Inc.	87,613	3,553,583
Stericycle, Inc. (b)	29,686	4,168,805
Tyco International PLC	146,761	6,319,529
Waste Management, Inc.	149,171	8,089,543
Total Commercial Services & Supplies		31,438,824

Communications Equipment | 1.5%
Cisco Systems, Inc.	1,782,820	49,072,120
F5 Networks, Inc. (b)	25,219	2,898,672
Harris Corp.	36,402	2,867,022
Juniper Networks, Inc.	126,623	2,859,147
Motorola Solutions, Inc.	66,634	4,442,489
QUALCOMM, Inc.	576,114	39,947,745
Total Communications Equipment		102,087,195

Construction & Engineering | 0.1%
Fluor Corp.	51,664	2,953,114
Jacobs Engineering Group, Inc. (b)	45,022	2,033,194

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
March 31, 2015 (Unaudited)

Common Stocks | continued	Shares	Value
Quanta Services, Inc. (b)	73,953	$ 2,109,879
Total Construction & Engineering		7,096,187

Construction Materials | 0.1%
Martin Marietta Materials, Inc.	21,613	3,021,497
Vulcan Materials Co.	46,170	3,892,131
Total Construction Materials		6,913,628

Consumer Finance | 0.8%
American Express Co.	306,131	23,914,954
Capital One Financial Corp.	192,667	15,186,013
Discover Financial Services	156,239	8,804,067
Navient Corp.	140,345	2,853,214
Total Consumer Finance		50,758,248

Containers & Packaging | 0.2%
Avery Dennison Corp.	31,659	1,675,078
Ball Corp.	48,006	3,391,144
MeadWestvaco Corp.	58,533	2,919,041
Owens-Illinois, Inc. (b)	57,477	1,340,363
Sealed Air Corp.	73,454	3,346,564
Total Containers & Packaging		12,672,190

Distributors | 0.1%
Genuine Parts Co.	53,358	4,972,432
Total Distributors		4,972,432

Diversified Consumer Services | 0.0%
H&R Block, Inc.	96,215	3,085,615
Total Diversified Consumer Services		3,085,615

Diversified Financial Services | 2.0%
Berkshire Hathaway, Inc., Class B (b)	636,903	91,917,841
CME Group, Inc.	110,771	10,491,122
IntercontinentalExchange Group, Inc.	39,130	9,127,855
Leucadia National Corp.	110,246	2,457,383
McGraw-Hill Financial, Inc.	95,541	9,878,940
Moody's Corp.	62,123	6,448,367
The NASDAQ OMX Group, Inc.	41,331	2,105,401
Total Diversified Financial Services		132,426,909

Diversified Telecommunication Services | 2.2%
AT&T, Inc.	1,812,639	59,182,663
CenturyLink, Inc.	197,916	6,837,998
Frontier Communications Corp.	350,493	2,470,976
Level 3 Communications, Inc. (b)	100,210	5,395,306
Verizon Communications, Inc.	1,451,243	70,573,947
Windstream Holdings, Inc.	210,830	1,560,142
Total Diversified Telecommunication Services		146,021,032

Electric Utilities | 1.7%
American Electric Power Co., Inc.	171,041	9,621,056
Duke Energy Corp.	247,136	18,975,102
Edison International	113,829	7,110,898
Entergy Corp.	63,067	4,887,062
Exelon Corp.	300,367	10,095,335
Eversource Energy	110,693	5,592,210
FirstEnergy Corp.	147,170	5,159,780
NextEra Energy, Inc.	154,894	16,116,721
Pepco Holdings, Inc.	88,400	2,371,772
Pinnacle West Capital Corp.	38,662	2,464,702
PPL Corp.	233,010	7,843,117
The Southern Co.	317,821	14,073,114
Xcel Energy, Inc.	176,789	6,154,025
Total Electric Utilities		110,464,894

Electrical Equipment | 0.5%
AMETEK, Inc.	84,243	4,426,127

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
March 31, 2015 (Unaudited)

Common Stocks | continued	Shares	Value
Eaton Corp. PLC	165,787	$ 11,263,569
Emerson Electric Co.	239,344	13,551,657
Rockwell Automation, Inc.	47,346	5,491,663
Total Electrical Equipment		34,733,016

Electronic Equipment, Instruments & Components | 0.4%
Amphenol Corp., Class A	108,379	6,386,774
Corning, Inc.	444,115	10,072,528
FLIR Systems, Inc.	48,913	1,529,999
TE Connectivity Ltd.	141,904	10,163,165
Total Electronic Equipment, Instruments & Components		28,152,466

Energy Equipment & Services | 1.2%
Baker Hughes, Inc.	151,796	9,651,190
Cameron International Corp. (b)	68,069	3,071,273
Diamond Offshore Drilling, Inc. (c)	23,577	631,628
Ensco PLC, Class A	81,968	1,727,066
FMC Technologies, Inc. (b)	80,908	2,994,405
Halliburton Co.	296,798	13,023,496
Helmerich & Payne, Inc.	37,635	2,561,814
National Oilwell Varco, Inc.	143,221	7,159,618
Noble Corp. PLC	86,909	1,241,061
Schlumberger Ltd.	445,410	37,165,010
Transocean Ltd. (c)	119,131	1,747,652
Total Energy Equipment & Services		80,974,213

Food & Staples Retailing | 2.5%
Costco Wholesale Corp.	153,671	23,280,388
CVS Health Corp.	392,998	40,561,324
The Kroger Co.	171,623	13,156,619
Sysco Corp.	206,940	7,807,846
Wal-Mart Stores, Inc.	551,593	45,368,524
Walgreens Boots Alliance, Inc.	304,553	25,789,548
Whole Foods Market, Inc.	126,044	6,564,372
Total Food & Staples Retailing		162,528,621

Food Products | 1.6%
Archer-Daniels-Midland Co.	221,574	10,502,608
Campbell Soup Co.	62,130	2,892,151
ConAgra Foods, Inc.	148,827	5,436,650
General Mills, Inc.	210,901	11,936,997
The Hershey Co.	51,699	5,216,946
Hormel Foods Corp.	47,084	2,676,725
The JM Smucker Co. (The)	35,565	4,115,937
Kellogg Co.	88,459	5,833,871
Keurig Green Mountain, Inc.	42,370	4,734,000
Kraft Foods Group, Inc.	205,390	17,892,550
McCormick & Co., Inc.	44,836	3,457,304
Mead Johnson Nutrition Co.	70,679	7,105,360
Mondelez International, Inc., Class A	576,129	20,792,496
Tyson Foods, Inc., Class A	102,110	3,910,813
Total Food Products		106,504,408

Gas Utilities | 0.0%
AGL Resources, Inc.	41,847	2,077,704
Total Gas Utilities		2,077,704

Health Care Equipment & Supplies | 2.1%
Abbott Laboratories	527,039	24,417,717
Baxter International, Inc.	189,528	12,982,668
Becton Dickinson and Co.	72,934	10,472,593
Boston Scientific Corp. (b)	464,818	8,250,520
C.R. Bard, Inc.	25,952	4,343,067
DENTSPLY International, Inc.	49,072	2,497,274
Edwards Lifesciences Corp. (b)	37,681	5,368,035
Intuitive Surgical, Inc. (b)	12,788	6,458,324
Medtronic PLC	497,711	38,816,481
St. Jude Medical, Inc.	98,276	6,427,251
Stryker Corp.	104,525	9,642,431
Varian Medical Systems, Inc. (b)(c)	34,979	3,291,174
Zimmer Holdings, Inc.	59,360	6,975,987
Total Health Care Equipment & Supplies		139,943,522

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
March 31, 2015 (Unaudited)

Health Care Providers & Services | 2.7%	Shares	Value
Aetna, Inc.	122,851	$ 13,087,317
AmerisourceBergen Corp.	72,884	8,284,724
Anthem Inc.	93,189	14,389,313
Cardinal Health, Inc.	115,323	10,410,207
Cigna Corp.	90,279	11,685,714
DaVita HealthCare Partners, Inc. (b)	60,327	4,903,378
Express Scripts Holding Co. (b)	253,888	22,029,862
HCA Holdings, Inc. (b)	102,853	7,737,631
Henry Schein, Inc. (b)	29,287	4,089,051
Humana, Inc.	52,247	9,301,011
Laboratory Corp. of America Holdings (b)	35,051	4,419,580
McKesson Corp.	81,329	18,396,620
Patterson Cos., Inc.	29,982	1,462,822
Quest Diagnostics, Inc.	50,436	3,876,007
Tenet Healthcare Corp. (b)	34,457	1,705,966
UnitedHealth Group, Inc.	333,082	39,400,270
Universal Health Services, Inc., Class B	31,815	3,744,944
Total Health Care Providers & Services		178,924,417

Health Care Technology | 0.1%
Cerner Corp. (b)	106,521	7,803,728
Total Health Care Technology		7,803,728

Hotels, Restaurants & Leisure | 1.7%
Carnival Corp.	157,371	7,528,629
Chipotle Mexican Grill, Inc. (b)	10,839	7,051,203
Darden Restaurants, Inc.	43,365	3,006,929
Marriott International, Inc., Class A	72,467	5,820,549
McDonald's Corp.	335,680	32,708,659
Royal Caribbean Cruises Ltd.	57,560	4,711,286
Starbucks Corp.	261,881	24,800,131
Starwood Hotels & Resorts Worldwide, Inc.	59,995	5,009,582
Wyndham Worldwide Corp.	42,134	3,811,863
Wynn Resorts Ltd.	28,312	3,563,915
Yum! Brands, Inc.	151,293	11,909,785
Total Hotels, Restaurants & Leisure		109,922,531

Household Durables | 0.4%
D.R. Horton, Inc.	116,234	3,310,344
Garmin Ltd.	42,262	2,008,290
Harman International Industries, Inc.	23,989	3,205,650
Leggett & Platt, Inc.	48,378	2,229,742
Lennar Corp., Class A	62,406	3,233,255
Mohawk Industries, Inc. (b)	21,689	4,028,732
Newell Rubbermaid, Inc.	94,751	3,701,922
PulteGroup, Inc.	115,863	2,575,635
Whirlpool Corp.	27,291	5,514,419
Total Household Durables		29,807,989

Household Products | 1.8%
The Clorox Co.	45,838	5,060,057
Colgate-Palmolive Co.	297,814	20,650,423
Kimberly-Clark Corp.	127,659	13,673,555
The Procter & Gamble Co.	943,128	77,279,908
Total Household Products		116,663,943

Independent Power and Renewable Electricity Producers | 0.1%
The AES Corp.	226,177	2,906,375
NRG Energy, Inc.	118,049	2,973,654
Total Independent Power and Renewable Electricity Producers		5,880,029

Industrial Conglomerates | 2.2%
3M Co.	221,691	36,567,930
Danaher Corp.	214,469	18,208,418
General Electric Co.	3,515,060	87,208,639
Roper Industries, Inc.	35,065	6,031,180
Total Industrial Conglomerates		148,016,167

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
March 31, 2015 (Unaudited)

Common Stocks | continued
Insurance | 2.6%	Shares	Value
ACE Ltd.	114,343	$ 12,748,101
Aflac, Inc.	153,324	9,814,269
The Allstate Corp.	145,469	10,353,029
American International Group, Inc.	479,346	26,263,367
Aon PLC	97,901	9,410,244
Assurant, Inc.	24,234	1,488,210
The Chubb Corp.	80,650	8,153,715
Cincinnati Financial Corp.	51,653	2,752,072
Genworth Financial, Inc., Class A (b)	173,865	1,270,953
Hartford Financial Services Group, Inc.	147,077	6,150,760
Lincoln National Corp.	89,590	5,147,841
Loews Corp.	104,331	4,259,835
Marsh & McLennan Cos., Inc.	188,208	10,556,587
MetLife, Inc.	390,299	19,729,615
Principal Financial Group, Inc.	95,579	4,909,893
The Progressive Corp.	187,269	5,093,717
Prudential Financial, Inc.	158,585	12,735,961
Torchmark Corp.	44,357	2,436,087
The Travelers Cos., Inc.	112,258	12,138,458
Unum Group	87,891	2,964,563
XL Group PLC	89,235	3,283,848
Total Insurance		171,661,125

Internet & Catalog Retail | 1.3%
Amazon.com, Inc. (b)	132,992	49,486,323
Expedia, Inc.	34,549	3,252,097
Netflix, Inc. (b)	21,135	8,806,743
The Priceline Group, Inc. (b)	18,142	21,120,009
TripAdvisor, Inc. (b)	38,967	3,240,886
Total Internet & Catalog Retail		85,906,058

Internet Software & Services | 3.3%
Akamai Technologies, Inc. (b)	62,495	4,439,957
eBay, Inc. (b)	384,601	22,183,786
Equinix, Inc.	19,735	4,595,295
Facebook, Inc., Class A (b)	733,152	60,276,092
Google, Inc., Class A (b)	99,733	55,321,895
Google, Inc., Class C (b)	99,941	54,767,668
VeriSign, Inc. (b)	36,783	2,463,357
Yahoo!, Inc. (b)	304,101	13,512,728
Total Internet Software & Services		217,560,778

IT Services | 3.2%
Accenture PLC, Class A	219,392	20,554,836
Alliance Data Systems Corp. (b)(c)	21,944	6,500,910
Automatic Data Processing, Inc.	165,970	14,213,671
Cognizant Technology Solutions Corp., Class A (b)	212,941	13,285,389
Computer Sciences Corp.	49,302	3,218,435
Fidelity National Information Services, Inc.	99,597	6,778,572
Fiserv, Inc. (b)	83,395	6,621,563
International Business Machines Corp.	321,041	51,527,081
Mastercard, Inc., Class A	340,944	29,454,152
Paychex, Inc.	114,197	5,665,884
Teradata Corp. (b)(c)	50,758	2,240,458
Total System Services, Inc.	57,594	2,197,211
Visa, Inc., Class A	677,520	44,316,583
The Western Union Co.	182,258	3,792,789
Xerox Corp.	365,306	4,694,182
Total IT Services		215,061,716

Leisure Products | 0.1%
Hasbro, Inc.	39,166	2,476,858
Mattel, Inc.	118,252	2,702,058
Total Leisure Products		5,178,916

Life Sciences Tools & Services | 0.4%
Agilent Technologies, Inc.	117,345	4,875,685
PerkinElmer, Inc.	39,531	2,021,615
Thermo Fisher Scientific, Inc.	138,590	18,618,181
Waters Corp. (b)	29,020	3,607,766
Total Life Sciences Tools & Services		29,123,247

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
March 31, 2015 (Unaudited)

Common Stocks | continued
Machinery | 1.4%	Shares	Value
Caterpillar, Inc.	211,727	$ 16,944,512
Cummins, Inc.	58,840	8,157,578
Deere & Co.	118,595	10,399,595
Dover Corp.	57,001	3,939,909
Flowserve Corp.	46,995	2,654,748
Illinois Tool Works, Inc.	121,942	11,845,446
Ingersoll-Rand PLC	92,003	6,263,564
Joy Global, Inc.	34,113	1,336,547
PACCAR, Inc.	123,854	7,820,142
Pall Corp.	37,272	3,741,736
Parker Hannifin Corp.	49,774	5,912,156
Pentair PLC	63,760	4,009,866
Snap-on, Inc.	20,320	2,988,259
Stanley Black & Decker, Inc.	55,001	5,244,895
Xylem, Inc.	63,750	2,232,525
Total Machinery		93,491,478

Media | 3.4%
Cablevision Systems Corp., New York Group, Class A (c)	76,770	1,404,891
CBS Corp., Class B	159,815	9,689,583
Comcast Corp., Class A	887,461	50,114,923
DIRECTV (b)	175,626	14,945,773
Discovery Communications, Inc., Class A (b)(c)	51,909	1,596,721
Discovery Communications, Inc., Class C (b)	94,536	2,786,449
Gannett Co., Inc.	79,305	2,940,629
The Interpublic Group of Cos., Inc.	144,184	3,189,350
News Corp., Class A (b)	174,590	2,795,186
Omnicom Group, Inc.	86,200	6,721,876
Scripps Networks Interactive, Inc., Class A	34,067	2,335,633
Time Warner Cable, Inc.	98,117	14,705,776
Time Warner, Inc.	290,075	24,493,933
Twenty-First Century Fox, Inc., Class A	638,639	21,611,544
Viacom, Inc., Class B	127,576	8,713,441
The Walt Disney Co.	546,079	57,278,226
Total Media		225,323,934

Metals & Mining | 0.3%
Alcoa, Inc.	427,072	5,517,770
Allegheny Technologies, Inc.	38,037	1,141,490
Freeport-McMoRan Copper & Gold, Inc.	363,310	6,884,725
Newmont Mining Corp.	174,344	3,785,008
Nucor Corp.	111,483	5,298,787
Total Metals & Mining		22,627,780

Multi-Utilities | 1.1%
Ameren Corp.	84,805	3,578,771
CenterPoint Energy, Inc.	150,240	3,066,398
CMS Energy Corp.	96,282	3,361,205
Consolidated Edison, Inc.	102,333	6,242,313
Dominion Resources, Inc.	205,435	14,559,178
DTE Energy Co.	61,930	4,997,132
Integrys Energy Group, Inc.	27,816	2,003,308
NiSource, Inc.	110,498	4,879,592
PG&E Corp.	166,427	8,832,281
Public Service Enterprise Group, Inc.	176,842	7,413,217
SCANA Corp.	49,964	2,747,520
Sempra Energy	80,888	8,818,410
TECO Energy, Inc.	82,403	1,598,618
Wisconsin Energy Corp. (c)	78,813	3,901,244
Total Multi-Utilities		75,999,187

Multiline Retail | 0.8%
Dollar General Corp. (b)	106,004	7,990,581
Dollar Tree, Inc. (b)	71,856	5,830,755
Family Dollar Stores, Inc.	33,611	2,663,336
Kohl's Corp.	70,586	5,523,354
Macy's, Inc.	118,992	7,723,771
Nordstrom, Inc.	49,163	3,948,772
Target Corp.	222,482	18,259,098
Total Multiline Retail		51,939,667

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
March 31, 2015 (Unaudited)

Common Stocks | continued
Oil, Gas & Consumable Fuels | 6.5%	Shares	Value
Anadarko Petroleum Corp.	176,972	$ 14,655,051
Apache Corp.	131,647	7,942,264
Cabot Oil & Gas Corp.	144,394	4,263,955
Chesapeake Energy Corp.	180,908	2,561,657
Chevron Corp.	656,638	68,933,857
Cimarex Energy Co.	30,618	3,523,826
ConocoPhillips	430,107	26,778,462
CONSOL Energy, Inc.	80,520	2,245,703
Devon Energy Corp.	135,004	8,142,091
EOG Resources, Inc.	191,565	17,564,595
EQT Corp.	53,083	4,398,988
Exxon Mobil Corp.	1,464,936	124,519,560
Hess Corp.	84,892	5,761,620
Kinder Morgan, Inc.	595,169	25,032,808
Marathon Oil Corp.	235,823	6,157,339
Marathon Petroleum Corp.	95,390	9,766,982
Murphy Oil Corp.	58,332	2,718,271
Newfield Exploration Co. (b)	56,240	1,973,462
Noble Energy, Inc.	135,128	6,607,759
Occidental Petroleum Corp.	269,138	19,647,074
ONEOK, Inc.	72,842	3,513,898
Phillips 66	189,842	14,921,581
Pioneer Natural Resources Co.	52,041	8,509,224
QEP Resources, Inc.	57,180	1,192,203
Range Resources Corp.	58,162	3,026,750
Southwestern Energy Co. (b)(c)	134,402	3,116,782
Spectra Energy Corp.	234,446	8,479,912
Tesoro Corp.	43,650	3,984,809
Valero Energy Corp.	179,861	11,442,757
The Williams Cos., Inc.	235,129	11,895,176
Total Oil, Gas & Consumable Fuels		433,278,416

Paper & Forest Products | 0.1%
International Paper Co.	147,723	8,197,149
Total Paper & Forest Products		8,197,149

Personal Products | 0.1%
The Estee Lauder Cos., Inc., Class A	77,935	6,481,075
Total Personal Products		6,481,075

Pharmaceuticals | 6.1%
AbbVie, Inc.	556,678	32,587,930
Actavis PLC (b)	136,377	40,588,523
Bristol-Myers Squibb Co.	580,501	37,442,314
Eli Lilly & Co.	341,504	24,810,266
Endo International PLC (b)	62,024	5,563,553
Hospira, Inc. (b)	59,895	5,261,177
Johnson & Johnson	971,052	97,687,831
Mallinckrodt PLC (b)	40,702	5,154,908
Merck & Co., Inc.	991,226	56,975,670
Mylan NV (b)	130,271	7,731,584
Perrigo Co. PLC	49,187	8,142,908
Pfizer, Inc.	2,140,452	74,466,325
Zoetis, Inc.	174,952	8,098,528
Total Pharmaceuticals		404,511,517

Professional Services | 0.2%
The Dun & Bradstreet Corp.	12,585	1,615,410
Equifax, Inc.	41,760	3,883,680
Nielsen Holdings NV	110,275	4,914,957
Robert Half International, Inc.	47,242	2,859,086
Total Professional Services		13,273,133

Real Estate Investment Trusts (REITs) | 2.4%
American Tower Corp.	147,600	13,896,540
Apartment Investment & Management Co., Class A	54,649	2,150,985
AvalonBay Communities, Inc.	46,115	8,035,539
Boston Properties, Inc.	53,519	7,518,349
Crown Castle International Corp.	116,627	9,626,393
Equity Residential	127,085	9,894,838
Essex Property Trust, Inc. (c)	22,757	5,231,834

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
March 31, 2015 (Unaudited)

Common Stocks | continued	Shares	Value
General Growth Properties, Inc.	219,511	$ 6,486,550
HCP, Inc.	160,981	6,955,989
Health Care REIT, Inc. (c)	122,080	9,444,109
Host Hotels & Resorts, Inc.	264,684	5,341,323
Kimco Realty Corp.	144,191	3,871,528
The Macerich Co. (c)	49,191	4,148,277
Plum Creek Timber Co., Inc.	61,553	2,674,478
Prologis, Inc.	178,920	7,793,755
Public Storage	50,709	9,996,772
Simon Property Group, Inc.	108,573	21,241,222
SL Green Realty Corp.	34,466	4,424,745
Ventas, Inc.	99,867	7,292,288
Vornado Realty Trust	61,048	6,837,376
Weyerhaeuser Co.	183,430	6,080,705
Total Real Estate Investment Trusts (REITs)		158,943,595

Real Estate Management & Development | 0.1%
CBRE Group, Inc., Class A (b)	97,774	3,784,832
Total Real Estate Management & Development		3,784,832

Road & Rail | 0.9%
CSX Corp.	346,017	11,460,083
Kansas City Southern	38,584	3,938,655
Norfolk Southern Corp.	107,384	11,051,961
Ryder System, Inc.	18,535	1,758,786
Union Pacific Corp.	307,794	33,337,168
Total Road & Rail		61,546,653

Semiconductors & Semiconductor Equipment | 2.3%
Altera Corp.	105,077	4,508,854
Analog Devices, Inc.	108,877	6,859,251
Applied Materials, Inc.	429,218	9,683,158
Avago Technologies Ltd.	89,630	11,381,218
Broadcom Corp., Class A	190,425	8,244,450
First Solar, Inc. (b)	26,318	1,573,553
Intel Corp.	1,654,037	51,721,737
KLA-Tencor Corp.	56,858	3,314,253
Lam Research Corp.	55,675	3,910,334
Linear Technology Corp.	83,594	3,912,199
Microchip Technology, Inc.	70,410	3,443,049
Micron Technology, Inc. (b)	376,331	10,209,860
NVIDIA Corp.	180,454	3,776,000
Skyworks Solutions, Inc.	66,669	6,552,896
Texas Instruments, Inc.	365,741	20,914,899
Xilinx, Inc.	91,400	3,866,220
Total Semiconductors & Semiconductor Equipment		153,871,931

Software | 3.5%
Adobe Systems, Inc. (b)	166,228	12,290,898
Autodesk, Inc. (b)	79,219	4,645,402
CA, Inc.	111,431	3,633,765
Citrix Systems, Inc. (b)	55,862	3,567,906
Electronic Arts, Inc. (b)	108,639	6,389,603
Intuit, Inc.	96,670	9,373,123
Microsoft Corp.	2,865,057	116,478,893
Oracle Corp.	1,119,585	48,310,093
Red Hat, Inc. (b)	64,096	4,855,272
Salesforce.com, Inc. (b)	211,347	14,120,093
Symantec Corp.	238,428	5,570,870
Total Software		229,235,918

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
March 31, 2015 (Unaudited)

Common Stocks | continued
Specialty Retail | 2.4%	Shares	Value
AutoNation, Inc. (b)	26,226	$ 1,687,119
AutoZone, Inc. (b)	11,145	7,602,673
Bed Bath & Beyond, Inc. (b)	64,857	4,979,396
Best Buy Co., Inc.	101,744	3,844,906
CarMax, Inc. (b)	73,387	5,064,437
GameStop Corp., Class A (c)	37,969	1,441,303
The Gap, Inc.	92,695	4,016,474
The Home Depot, Inc.	460,247	52,288,662
L Brands, Inc.	85,890	8,098,568
Lowe's Cos., Inc.	339,806	25,278,168
O'Reilly Automotive, Inc. (b)	35,513	7,679,331
Ross Stores, Inc.	72,313	7,618,898
Staples, Inc.	223,859	3,645,544
Tiffany & Co.	39,337	3,462,049
TJX Cos., Inc.	238,460	16,704,123
Tractor Supply Co.	47,596	4,048,516
Urban Outfitters, Inc. (b)	35,003	1,597,887
Total Specialty Retail		159,058,054

Technology Hardware, Storage & Peripherals | 4.7%
Apple, Inc.	2,034,186	253,113,764
EMC Corp.	694,406	17,749,017
Hewlett-Packard Co.	634,831	19,781,334
NetApp, Inc.	108,954	3,863,509
SanDisk Corp.	74,425	4,734,918
Seagate Technology PLC	114,717	5,968,726
Western Digital Corp.	75,871	6,905,020
Total Technology Hardware, Storage & Peripherals		312,116,288

Textiles, Apparel & Luxury Goods | 0.9%
Coach, Inc.	96,399	3,993,811
Fossil Group, Inc. (b)(c)	15,506	1,278,470
Hanesbrands, Inc.	140,057	4,693,310
Michael Kors Holdings Ltd. (b)	70,155	4,612,691
NIKE, Inc., Class B	244,415	24,522,157
PVH Corp.	28,823	3,071,379
Ralph Lauren Corp.	21,063	2,769,785
Under Armour, Inc., Class A (b)(c)	58,306	4,708,209
VF Corp.	119,601	9,007,151
Total Textiles, Apparel & Luxury Goods		58,656,963

Thrifts & Mortgage Finance | 0.1%
Hudson City Bancorp, Inc.	168,380	1,764,623
People's United Financial, Inc.	107,832	1,639,046
Total Thrifts & Mortgage Finance		3,403,669

Tobacco | 1.4%
Altria Group, Inc.	687,798	34,403,656
Lorillard, Inc.	125,783	8,219,919
Philip Morris International, Inc.	540,268	40,698,389
Reynolds American, Inc.	107,655	7,418,506
Total Tobacco		90,740,470

Trading Companies & Distributors | 0.2%
Fastenal Co.	95,009	3,936,698
United Rentals, Inc. (b)	33,741	3,075,829
W.W. Grainger, Inc.	20,975	4,946,115
Total Trading Companies & Distributors		11,958,642
Total Long-Term Investments (Cost - $3,737,605,176)		6,392,462,912

Short-Term Securities | 3.5% of net assets
BlackRock Cash Funds:
Institutional, SL Agency Shares, 0.14% (a)(d)	204,880,754	204,880,754
Prime, SL Agency Shares, 0.14% (a)(d)(e)	24,624,626	24,624,626
Total Short-Term Securities (Cost $229,505,380)		229,505,380
Total Investments (Cost $3,967,110,556*) | 100.1%		6,621,968,292
Liabilities in Excess of Other Assets | (0.1)%		(3,461,852)
Net Assets | 100.0%		$6,618,506,440

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
March 31, 2015 (Unaudited)

* As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax Cost	$ 3,621,216,654
Gross unrealized appreciation	$ 3,449,672,223
Gross unrealized depreciation	(448,920,585)
Net unrealized appreciation	$ 3,000,751,638

(a) During the period ended March 31, 2015, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2015	Value at March 31, 2015	Income	Realized Gain
BlackRock Inc………………………….	39,755	4,702		(154)	44,303	$ 16,207,810	$ 95,687	$ 9,903
BlackRock Cash Funds: Institutional, SL Agency Shares……………………………………………	76,063,771	128,816,983	1	-	204,880,754	$ 204,880,754	$ 77,311	-
BlackRock Cash Funds: Prime, SL Agency Shares…………………………………………….	6,710,893	17,913,733	1	-	24,624,626	$ 24,624,626	$ 86,749	-
The PNC Financial Services Group, Inc…………	164,243	19,391		(1,795)	181,839	$ 16,954,668	$ 78,837	$ 54,146

1 Represents net shares purchased.

(b) Non-income producing security.
(c) Security, or a portion of security, is on loan.
(d) Represents the curent yield as of report date.
(e) All or a portion of security was purchased with the cash collateral from loaned securities.

• As of March 31, 2015, financial futures contracts outstanding were as follows:
Contracts Long	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
2,118	S&P 500 E-Mini Index	Chicago Mercantile	June 2015	$ 218,238,720	$ 1,567,764

• Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

● Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access
● Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

● Level 3 —unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1		Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks1……………………..…………….	$ 6,392,462,912		-	-	$ 6,392,462,912
Short-Term Securities:
Money Market Funds…………………....……….	229,505,380		-	-	229,505,380
Total	$ 6,621,968,292		-	-	$ 6,621,968,292

1See above Schedule of Investments for values in each industry.

	Level 1		Level 2	Level 3	Total
Derivative Financial Instruments2
Assets:
Equity contracts…………………………….………	$ 1,567,764		$ -	$ -	$ 1,567,764

2Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1		Level 2	Level 3	Total
Assets:
Cash…………………………….………	$ 132,131		-	-	$ 132,131
Cash pledged for financial futures contracts…………………………….………	9,738,000		-	-	$ 9,738,000
Liabilities:
Collateral on securities loaned at value…………………………….………	-		(24,624,626)	-	$ (24,624,626)
Total	$ 9,870,131		$ (24,624,626)	$ -	$ (14,754,495)

During the period ended March 31, 2015, there were no transfers between levels.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
Disclosure Controls and Procedures. The registrant’s principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)
Internal Control. There were no changes in registrant’s internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	HOMESTEAD FUNDS, INC.

By:	/s/ Stephen J. Kaszynski
Name:	Stephen J. Kaszynski
Title:	President, Chief Executive Officer and Director
Date:	May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen J. Kaszynski
Name:	Stephen J. Kaszynski
Title:	President, Chief Executive Officer and Director
Date:	May 28, 2015

By:	/s/ Amy DiMauro
Name:	Amy DiMauro
Title:	Treasurer
Date:	May 28, 2015